Aon Funds
                                                              Semi-Annual Report
                                                                  April 30, 1999
                                                                       unaudited

                           [LETTERHEAD OF AON FUNDS]



                                                                  June 29, 1999


Dear Fellow Shareholder:

The six months ended April 30, 1999 produced mixed results for U.S. and international capital markets. Rising interest rates caused intermediate and long-term bond prices to fall, thereby hindering performance. On the other hand, continued equity market strength globally and a rebound from depressed equity prices for REIT stocks bolstered stock performance.

As a reminder, the Aon Funds Board of Trustees approved the termination of the S&P 500 Index and International Equity Funds. The Funds will be terminated and your shares redeemed for cash on or about July 30, 1999. We have temporarily waived any transaction fees to accommodate exchange or redemption requests preceding the termination of the aforementioned Funds.

The financial statements are presented on the following pages. Thank you for your continued support.

Sincerely,


/s/ Michael A. Conway


Michael A. Conway
President

Aon Funds
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Money Market Fund
         Statement of Assets and Liabilities.............................Page 3
         Statement of Operations.........................................Page 4
         Statements of Changes in Net Assets.............................Page 5
         Schedule of Investments....................................Pages 6 - 8
         Financial Highlights.......................................Pages 9 - 10
Government Securities Fund
         Statement of Assets and Liabilities............................Page 11
         Statement of Operations........................................Page 12
         Statements of Changes in Net Assets............................Page 13
         Schedule of Investments........................................Page 14
         Financial Highlights.....................................Pages 15 - 16
Asset Allocation Fund
         Statement of Assets and Liabilities............................Page 17
         Statement of Operations........................................Page 18
         Statements of Changes in Net Assets............................Page 19
         Schedule of Investments..................................Pages 20 - 26
         Financial Highlights.....................................Pages 27 - 28
S&P 500 Index Fund
         Statement of Assets and Liabilities............................Page 29
         Statement of Operations........................................Page 30
         Statements of Changes in Net Assets............................Page 31
         Schedule of Investments..................................Pages 32 - 43
         Financial Highlights.....................................Pages 44 - 45
International Equity Fund
         Statement of Assets and Liabilities............................Page 46
         Statement of Operations........................................Page 47
         Statements of Changes in Net Assets............................Page 48
         Schedule of Investments..................................Pages 49 - 52
         Industry Diversification.................................Pages 53 - 54
         Financial Highlights.....................................Pages 55 - 56
REIT Index Fund
         Statement of Assets and Liabilities............................Page 57
         Statement of Operations........................................Page 58
         Statements of Changes in Net Assets............................Page 59
         Schedule of Investments..................................Pages 60 - 62
         Financial Highlights.....................................Pages 63 - 64
Notes to the Financial Statements.................................Pages 65 - 71

                               Money Market Fund
                      Statement of Assets and Liabilities
                                 April 30, 1999
                                   Unaudited

                      In thousands, except per share data

Assets
     Investments, at amortized cost which approximates fair value...............................  $        637,698
     Receivable for fund shares sold............................................................             1,420
     Interest receivable........................................................................               552
     Cash.......................................................................................                 1
                                                                                                  ----------------
Total Assets....................................................................................           639,671

Liabilities
     Dividends payable..........................................................................             2,694
     Accrued expenses payable...................................................................               209
     Investment advisory fees payable...........................................................               122
                                                                                                  ----------------

Total Liabilities...............................................................................             3,025
                                                                                                  ================
Net Assets......................................................................................  $        636,646
                                                                                                  ================
Net Asset Value Per Share  (based on net assets of $636,646 and 636,646 shares
     issued and outstanding)....................................................................  $           1.00
                                                                                                  ================

                        See accompanying notes to financial statements        3

                               Money Market Fund
                            Statement of Operations
                    For the six months ended April 30, 1999
                                   Unaudited

In thousands

Investment Income
     Interest...................................................................................  $         18,285
                                                                                                  ----------------

Total Investment Income.........................................................................            18,285


Expenses
     Investment advisory fees...................................................................             1,088
     Fund administration fees...................................................................               181
     Professional fees..........................................................................                48
     Fund accounting fees.......................................................................                40
     Custodian fees.............................................................................                39
     Trustees fees..............................................................................                14
     Registration fees..........................................................................                11
     Transfer agent fees........................................................................                10
     Printing fees..............................................................................                 1
                                                                                                  ----------------

Total Expenses..................................................................................             1,432
Less:  Fee Waiver...............................................................................               725
                                                                                                  ----------------

Net Expenses....................................................................................               707
                                                                                                  ----------------

Net Investment Income...........................................................................  $         17,578
                                                                                                  ================

                        See accompanying notes to financial statements        4

                               Money Market Fund
                      Statements of Changes in Net Assets
                                   Unaudited

                                                                                       11/01/98           Year
In thousands                                                                           through           ended
                                                                                       04/30/99         10/31/98
                                                                                   ---------------- ----------------
Change in net assets from operations
     Net investment income.......................................................  $       17,578           43,951

Distributions to shareholders from:
     Net investment income.......................................................         (17,578)         (43,951)

Capital share transactions
     Proceeds from sale of shares................................................       3,520,259        7,411,667
     Reinvestment of distributions...............................................           9,617           19,465
     Cost of shares redeemed ....................................................      (3,586,897)      (7,503,821)
                                                                                   ---------------- ----------------
     Change in net assets from capital transactions..............................         (57,021)         (72,689)
                                                                                   ---------------- ----------------

Change in net assets.............................................................         (57,021)         (72,689)
Net assets at beginning of year..................................................         693,667          766,356
                                                                                   ---------------- ----------------

Net assets at end of year........................................................  $      636,646          693,667
                                                                                   ================ ================

Undistributed net investment income..............................................  $            0                0
                                                                                   ================ ================

                        See accompanying notes to financial statements        5

                               Money Market Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

                                        Principal                                                         Principal
In thousands                             Amount        Value                                               Amount        Value
                                      ------------  -----------                                         ------------ ------------
COMMERCIAL PAPER                                                    Norwest Financial
Aerospace & Defense - 2.3%                                          4.830%    due  05/14/1999           $     15,000 $     14,974
International Lease Finance Corp.                                   4.790%    due  07/06/1999                 10,000        9,912
4.790%     due  05/11/1999           $       5,000  $     4,993     US Bancorp
4.867%     due  06/14/1999                  10,000        9,941     4.820%    due  06/07/1999                 15,000       14,926
                                                    -----------                                                      ------------
                                                         14,934                                                            40,775
Auto & Truck - 4.2%                                                 Banking - International - 3.9%
Ford Motor Credit                                                   Canadian Imperial
4.780%     due  05/05/1999                  20,000       19,989     4.820%    due  06/04/1999                 20,000       19,909
4.820%     due  05/21/1999                   7,000        6,981     4.800%    due  07/07/1999                  5,000        4,955
                                                    -----------                                                      ------------
                                                         26,970                                                            24,864
Asset Backed Securities - 11.5%                                     Beverages - 1.6%
Asset Securitization Corp.                                          Anheuser Busch Co.
4.830%     due  05/12/1999                   5,000        4,993     4.750%    due  05/07/1999                 10,000        9,992
4.850%     due  05/13/1999                  15,000       14,976
4.800%     due  06/03/1999                   5,000        4,978     Chemical - 4.6%
Corporate Asset Funding Co.                                         DuPont De Nemours & Co.
4.880%     due  05/06/1999                   5,000        4,997     4.830%    due  05/18/1999                 10,000        9,977
4.850%     due  05/12/1999                   5,000        4,993     Nalco Chemical Co.
4.810%     due  05/14/1999                   5,000        4,991     4.830%    due  05/06/1999                  3,000        2,998
4.840%     due  06/01/1999                   5,000        4,979     4.850%    due  05/27/1999                  2,500        2,491
4.800%     due  06/18/1999                   5,000        4,968     4.810%    due  07/08/1999                 10,000        9,909
Preferred Receivables Funding Corp.                                 4.780%    due  07/26/1999                  4,000        3,954
                                                                                                                     ------------
4.860%     due  05/04/1999                   2,060        2,059                                                            29,329
4.810%     due  05/14/1999                   4,960        4,951     Communications Equipment - 1.6%
4.800%     due  05/21/1999                   2,000        1,995     Motorola Credit Co.
4.850%     due  05/25/1999                  12,014       11,975     4.790%    due  07/23/1999                 10,000        9,890
4.840%     due  06/16/1999                   2,085        2,072
                                                    -----------
                                                         72,927     Cosmetic & Toiletries - 3.8%
Banking - Domestic - 6.4%                                           Colgate-Palmolive
First Chicago Financial Corp.                                       4.810%    due  05/28/1999                 24,100       24,013
4.900%     due  05/20/1999                     965          963


                        See accompanying notes to financial statements        6

                               Money Market Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

                                        Principal                                                         Principal
In thousands                             Amount        Value                                               Amount        Value
                                      ------------  -----------                                         ------------ ------------
Computers - 3.9%                                                    Medical Products & Supplies - 1.6%
Avnet, Inc.                                                         Abbott Labs
4.860%     due  05/14/1999           $       5,000  $     4,991     4.750%    due  05/03/1999               $ 10,000 $      9,997
4.830%     due  05/17/1999                   5,000        4,989
4.870%     due  06/04/1999                   5,000        4,977     Office Supplies - 0.1%
4.820%     due  06/23/1999                   5,000        4,965     Pitney Bowes Credit Corp Cp
4.800%     due  07/16/1999                   5,000        4,949     4.830%    due  05/04/1999                    384          384
                                                    -----------
                                                         24,871
Electronics and Electrical Equipment - 3.9%                         Oil & Gas - International - 5.5%
General Electric Capital Corp.                                      Exxon Asset Management
4.800%     due  05/10/1999                   5,000        4,994     4.870%    due  05/04/1999                 20,000       19,992
4.850%     due  05/13/1999                  10,000        9,984     Mobil Corp.
4.830%     due  06/14/1999                   5,000        4,970     4.900%    due  05/03/1999                 15,000       14,996
                                                                                                                     ------------
4.810%     due  09/07/1999                   5,000        4,914                                                            34,988
                                                    -----------
                                                         24,862     Paper & Forest Product - 2.8%
Finance - 11.7%                                                     Kimberly Clark Worldwide
American Express                                                    4.820%    due  05/07/1999                 10,000        9,992
4.720%     due  05/03/1999                  15,000       14,996     4.780%    due  05/21/1999                  8,000        7,979
                                                                                                                     ------------
4.800%     due  06/18/1999                  10,000        9,936                                                            17,971
American General Finance                                            Printing & Publishing - 1.6%
4.840%     due  05/27/1999                  25,000       24,913     Times Mirror Co
Associates Corp North America                                       4.850%    due  05/25/1999                 10,000        9,968
4.820%     due  05/07/1999                   5,000        4,996
Associates First Capital Corp                                       Telecommunication - 11.0%
4.830%     due  05/06/1999                  20,000       19,987     Ameritech Cap Funding Corp
                                                    -----------
                                                         74,828     4.840%    due  05/07/1999                 25,000       24,980
Insurance - 3.9%                                                    Bell Atlantic Financial Services
Prudential Funding Corp.                                            4.900%    due  05/03/1999                 10,000        9,997
4.850%     due  05/17/1999                   5,000        4,989     Bell South Capital Funding Corp.
4.810%     due  06/03/1999                  20,000       19,912     4.770%    due  05/10/1999                 18,080       18,058
                                                    -----------
                                                         24,901


                        See accompanying notes to financial statements        7

                               Money Market Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

                                        Principal                                                         Principal
In thousands                             Amount        Value                                               Amount        Value
                                      ------------  -----------                                         ------------ ------------
SBC Communications, Inc.                                            CERTIFICATES OF DEPOSIT
4.820%     due  05/12/1999           $      17,000  $    16,975     Banking - Domestic - 1.4%
                                                    -----------
                                                         70,010     Comerica Bank
Trucks & Parts - 3.9%                                               4.664%    due  06/15/1999               $  5,000 $      5,000
Paccar Finance Co.                                                  First Of America
4.800%     due  05/20/1999                  25,000       24,937     5.000%    due  08/16/1999                  2,000        2,000
                                                    -----------
                                                                    Huntington National Bank
Total Commercial Paper - 89.8%                          571,411     4.750%    due  07/06/1999                  2,000        2,000
                                                                                                                     ------------

U.S. GOVERNMENT SECURITIES                                          Total Certificates of Deposit  - 1.4%                   9,000

U.S. Government Agencies - 8.5%
Federal Home Loan Bank                                              REPURCHASE AGREEMENTS - 0.5%
4.700%     due  05/05/1999                  15,000       14,992     Harris Nesbit Thompson *
5.030%     due  10/29/1999                  10,000       10,000     4.700%    due  05/03/1999                  3,308        3,308
4.900%     due  01/14/2000                  10,000       10,000                                                      ------------
5.000%     due  02/24/2000                  10,000        9,992     TOTAL INVESTMENTS -100.2%                             637,698
                                                    -----------
                                                         44,984
Federal Home Loan Mortgage Corp.                                    Liabilities, less cash
4.750%     due  05/14/1999                   9,010        8,995     and other assets - (0.2%)                              (1,052)
                                                    -----------                                                      ------------
Total U.S. Government Securities  - 8.5%                 53,979     TOTAL NET ASSETS - 100.0%                        $    636,646
                                                                                                                     ============

*Collateralized by U.S. Treasury Bills (4.40% due July 29, 1999); held by custodian.


                        See accompanying notes to financial statements        8

                               Money Market Fund
                              Financial Highlights
                                   Unaudited

                                                                    11/01/98           Year             Year
                                                                     through           ended            ended
Selected per share data                                             04/30/99         10/31/98         10/31/97
                                                                ---------------- ---------------- ----------------
Net asset value, beginning of year............................  $           1.00             1.00             1.00

Income from investment operations:
     Net investment income....................................              0.02             0.05             0.05
     Net realized and unrealized gain.........................              0.00             0.00             0.00
                                                                ---------------- ---------------- ----------------
Total income from investment operations.......................              0.02             0.05             0.05

Less distributions:
     Dividends from net investment income.....................              0.02             0.05             0.05
     Distributions from net realized gain.....................              0.00             0.00             0.00
                                                                ---------------- ---------------- ----------------
Total distributions...........................................              0.02             0.05             0.05
                                                                ---------------- ---------------- ----------------
Net asset value, end of year..................................  $           1.00             1.00             1.00

Total return .................................................           2.43%**            5.54%            5.44%
                                                                ================ ================ ================

Ratios and supplemental data:
Net assets, end of year (in thousands)........................ $         636,646          693,667          766,356
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..............            0.19%*            0.20%            0.22%
     Expenses, before waivers and reimbursements.............             0.39%*            0.40%            0.40%
     Net investment income, net of waivers
         and reimbursements...........................................    4.85%*            5.40%            5.34%
     Net investment income, before waivers
         and reimbursements...........................................    4.65%*            5.20%            5.16%
------------------------------------------------------------------------------------------------------------------

*  Annualized
** Not annualized


                        See accompanying notes to financial statements        9

                               Money Market Fund
                        Financial Highlights (continued)
                                   Unaudited

                                                                      Year             Year             Year
                                                                      ended            ended            ended
Selected per share data                                             10/31/96         10/31/95         10/31/94
                                                                ---------------- ---------------- ----------------
Net asset value, beginning of year............................  $           1.00             1.00             1.00

Income from investment operations:
     Net investment income....................................              0.05             0.06             0.04
     Net realized and unrealized gain.........................              0.00                *                *
                                                                ---------------- ---------------- ----------------
Total income from investment operations.......................              0.05             0.06             0.04

Less distributions:
     Dividends from net investment income.....................              0.05             0.06             0.04
     Distributions from net realized gain.....................              0.00                *                *
                                                                ---------------- ---------------- ----------------
Total distributions...........................................              0.05             0.06             0.04
                                                                ---------------- ---------------- ----------------

Net asset value, end of year..................................  $           1.00             1.00             1.00
                                                                ================ ================ ================

Total return..................................................             5.43%            5.93%            3.77%
                                                                ================ ================ ================

Ratios and supplemental data:
Net assets, end of year (in thousands)........................  $        395,104          420,094          410,912
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..............             0.23%            0.14%            0.15%
     Expenses, before waivers and reimbursements..............             0.46%            0.39%            0.40%
     Net investment income, net of waivers
         and reimbursements...................................             5.30%            5.79%            3.73%
     Net investment income, before waivers
         and reimbursements...................................             5.07%            5.54%            3.48%

------------------------------------------------------------------------------------------------------------------

* Less than 1 cent per share

                        See accompanying notes to financial statements       10

                           Government Securities Fund
                      Statement of Assets and Liabilities
                                 April 30, 1999
                                   Unaudited

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $168,078).......................................  $       165,844
     Interest receivable.........................................................................            2,842
     Receivable for fund shares sold.............................................................              715
                                                                                                   ----------------

Total Assets.....................................................................................          169,401

Liabilities
     Dividends payable...........................................................................              711
     Accrued expenses payable....................................................................               42
     Investment advisory fees payable............................................................               28
                                                                                                   ----------------

Total Liabilities................................................................................              781
                                                                                                   ----------------

Net Assets.......................................................................................          168,620
                                                                                                   ================

Analysis of Net Assets:
     Paid in capital.............................................................................  $       168,736
     Accumulated net realized gain...............................................................            2,095
     Net unrealized depreciation.................................................................           (2,234)
     Undistributed net investment income.........................................................               23
                                                                                                   ----------------

Net Assets.......................................................................................  $       168,620
                                                                                                   ================

Net Asset Value Per Share  (based on net assets of $168,620 and 16,242 shares
     issued and outstanding).....................................................................  $         10.38
                                                                                                   ================

                        See accompanying notes to financial statements       11

                           Government Securities Fund
                            Statement of Operations
                    For the six months ended April 30, 1999
                                   Unaudited

In thousands

Investment Income
     Interest....................................................................................  $         4,413
                                                                                                   ----------------

Total Investment Income..........................................................................            4,413

Expenses
     Investment advisory fees....................................................................              351
     Fund administration fees....................................................................               41
     Fund accounting fees........................................................................               26
     Professional fees...........................................................................                8
     Registration fees...........................................................................                8
     Custodian fees..............................................................................                7
     Transfer agent fees.........................................................................                6
     Trustees fees...............................................................................                2
     Other.......................................................................................                1
                                                                                                   ----------------

Total Expenses...................................................................................              450
Less:  Fee Waiver................................................................................              269
                                                                                                   ----------------

Net Expenses.....................................................................................              181
                                                                                                   ----------------

Net Investment Income............................................................................            4,232

Net Realized and Unrealized Gain (Loss)
     Net realized gain on sale of investments....................................................            2,095
     Change in net unrealized depreciation on investments........................................           (7,539)
                                                                                                   ----------------

     Net realized and unrealized (loss)..........................................................  $        (5,444)
                                                                                                   ----------------

Net Decrease in Net Assets from Operations.......................................................  $        (1,212)
                                                                                                   ================

                        See accompanying notes to financial statements       12

                                            Government Securities Fund
                                       Statements of Changes in Net Assets
                                                    Unaudited

                                                                                      11/01/98           Year
                                                                                      through           ended
In thousands                                                                          04/30/99         10/31/98
                                                                                 ---------------- ----------------
Change in net assets from operations
     Net investment income.....................................................  $          4,232            7,440
     Net realized gain ........................................................             2,095            5,706
     Change in net unrealized appreciation.....................................            (7,539)           2,243
                                                                                 ---------------- ----------------
     Change in net assets from operations......................................            (1,212)          15,389

Distributions to shareholders from:
     Net investment income.....................................................            (4,238)          (7,420)
     Net realized gain.........................................................            (5,263)               0
                                                                                 ---------------- ----------------
     Total distributions.......................................................            (9,501)          (7,420)

Capital share transactions
     Proceeds from sale of shares..............................................            14,491           44,216
     Reinvestment of distributions.............................................             9,501            7,420
     Cost of shares redeemed...................................................              (971)          (7,678)
                                                                                 ---------------- ----------------
     Change in net assets from capital transactions............................            23,021           43,958
                                                                                 ---------------- ----------------

Increase in net assets.........................................................            12,308           51,927

Net assets at beginning of year................................................           156,312          104,385
                                                                                 ---------------- ----------------

Net assets at end of year......................................................  $        168,620          156,312
                                                                                 ================ ================

Undistributed net investment income............................................  $             23               29
                                                                                 ================ ================

                        See accompanying notes to financial statements       13

                           Government Securities Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited


                                        Principal                                                         Principal
In thousands                             Amount        Value                                               Amount        Value
                                      ------------  -----------                                         ------------ ------------
U.S. GOVERNMENT SECURITIES                                          U.S. Treasury Bonds
U.S. Government Agencies - 44.0%                                    7.500%    due  11/15/2016               $  5,000 $      5,855
A.I.D. Israel                                                       8.125%    due  05/15/2021                 20,000       25,319
5.250%     due  09/15/2000           $       7,200  $     7,199     5.250%    due  02/15/2029                 20,000       18,781
                                                                                                                     ------------
5.890%     due  08/15/2005                   6,500        6,758                                                            49,955
                                                    -----------
                                                         13,957     U.S. Treasury Inflation Index Security
Federal Home Loan Bank                                              3.625%    due  01/15/2008                 10,182        9,966
4.690%     due  05/07/1999                     350          350     3.875%    due  04/15/2029                 10,006       10,022
                                                                                                                     ------------
4.875%     due  01/26/2001                   5,000        4,959                                                            19,988
                                                    -----------                                                      ------------
                                                          5,309
Federal Home Loan Mortgage Corp.                                    Total U.S. Government Obligations                      91,649
4.750%     due  05/10/1999                     485          484                                                      ------------
4.670%     due  06/21/1999                     385          382     Total U.S. Government Securities - 98.4%
5.950%     due  01/19/2006                   5,000        5,040     (cost - $167,065)                                     165,831
5.750%     due  03/15/2009                  10,000        9,841
                                                    -----------
                                                         15,747     DEMAND NOTE
Federal National Mortgage Association                               Utility-Electric - 0.0%
5.750%     due  02/15/2008                  20,000       19,849     Wisconsin Electric
5.750%     due  06/15/2005                   3,500        3,512     4.499%    due  05/03/1999
4.750%     due  11/14/2003                  10,000        9,651     (cost - $13)                                  13           13
                                                    -----------                                                      ------------
                                                         33,012
Private Export Funding Corp.                                        TOTAL INVESTMENTS - 98.4%
6.310%     due  09/30/2004                   6,000        6,157     (cost - $168,078)                                     165,844
                                                    -----------

Total U.S. Government Agency                             74,182     Other assets, less liabilities - 1.6%                   2,776
                                                                                                                     ------------

U.S. Government Obligations - 54.4%                                 TOTAL NET ASSETS - 100.0%                        $    168,620
                                                                                                                     ============
U.S. Treasury Note
6.875%     due  05/15/2006                  20,000       21,706

                        See accompanying notes to financial statements       14

                           Government Securities Fund
                              Financial Highlights
                                   Unaudited

                                                                                     11/01/98           Year
                                                                                      through           ended
Selected per share data                                                              04/30/99         10/31/98
                                                                                 ---------------- ----------------
Net asset value, beginning of period..........................................   $          11.09            10.49

Income from investment operations:
     Net investment income....................................................               0.27             0.59
     Net realized and unrealized (loss) gain..................................              (0.35)            0.60
                                                                                 ---------------- ----------------
Total income from investment operations.......................................              (0.08)            1.19

Less distributions:
     Dividends from net investment income.....................................               0.27             0.59
     Distributions from net realized gain.....................................               0.36             0.00
                                                                                 ---------------- ----------------
Total distributions...........................................................               0.63             0.59
                                                                                 ---------------- ----------------

Net asset value, end of period................................................   $          10.38            11.09
                                                                                 ================ ================

Total return ..................................................................          -0.72%**           11.72%
                                                                                 ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands).......................................  $        168,620          156,312
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...............................            0.22%*            0.23%
     Expenses, before waivers and reimbursements...............................            0.55%*            0.57%
     Net investment income, net of waivers and reimbursements..................            5.18%*            5.54%
     Net investment income, before waivers and reimbursements..................            4.85%*            5.20%
Portfolio turnover rate........................................................               62%             219%
------------------------------------------------------------------------------------------------------------------

*  Annualized
** Not annualized

                        See accompanying notes to financial statements       15

                           Government Securities Fund
                        Financial Highlights (continued)
                                   Unaudited

                                                                                       Year           09/03/96
                                                                                       ended           through
Selected per share data                                                              10/31/97         10/31/96
                                                                                 ---------------- ----------------
Net asset value, beginning of period...........................................  $          10.21            10.00

Income from investment operations:
     Net investment income.....................................................              0.59             0.07
     Net realized and unrealized gain..........................................              0.28             0.21
                                                                                 ---------------- ----------------
Total income from investment operations........................................              0.87             0.28

Less distributions:
     Dividends from net investment income......................................              0.59             0.07
     Distributions from net realized gain......................................              0.00             0.00
                                                                                 ---------------- ----------------
Total distributions............................................................              0.59             0.07
                                                                                 ---------------- ----------------

Net asset value, end of period.................................................  $          10.49            10.21
                                                                                 ================ ================

Total return .................................................................              8.86%          2.79%**
                                                                                 ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands).....................................    $        104,385           40,505
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements.............................               0.46%           0.89%*
     Expenses, before waivers and reimbursements.............................               0.65%           0.89%*
     Net investment income, net of waivers and reimbursements................               5.92%           5.59%*
     Net investment income, before waivers and reimbursements................               5.73%           5.59%*
Portfolio turnover rate......................................................                136%               4%
------------------------------------------------------------------------------------------------------------------


*  Annualized
** Not annualized

                        See accompanying notes to financial statements       16

                             Asset Allocation Fund
                      Statement of Assets and Liabilities
                                 April 30, 1999
                                   Unaudited


In thousands, except per share data

Assets
     Investments in securities, at value (cost - $148,876)......................................  $        195,192
     Receivable for securities sold.............................................................             3,605
     Interest receivable........................................................................               523
     Dividends receivable.......................................................................               138
     Receivable for fund shares sold............................................................                 4
                                                                                                  ----------------

Total Assets....................................................................................           199,462

Liabilities
     Payable for securities purchased...........................................................             2,877
     Written covered call options (premiums - $217).............................................               106
     Investment advisory fees payable...........................................................                82
     Accrued expenses payable...................................................................                65
                                                                                                  ----------------

Total Liabilities...............................................................................             3,130
                                                                                                  ----------------

Net Assets......................................................................................  $        196,332
                                                                                                  ================

Analysis of Net Assets
     Paid in capital............................................................................  $        142,518
     Accumulated net realized gain .............................................................             7,075
     Net unrealized appreciation................................................................            46,427
     Undistributed net investment income........................................................               312
                                                                                                  ----------------

Net Assets......................................................................................  $        196,332
                                                                                                  ================

Net Asset Value Per Share  (based on net assets of $196,332 and 11,090 shares
     issued and outstanding)....................................................................  $          17.70
                                                                                                  ================

                        See accompanying notes to financial statements       17

                             Asset Allocation Fund
                            Statement of Operations
                    For the six months ended April 30, 1999
                                   Unaudited



In thousands

Investment Income
     Interest...................................................................................  $          1,613
     Dividends..................................................................................               994
                                                                                                  ----------------

Total Investment Income.........................................................................             2,607

Expenses
     Investment advisory fees...................................................................               645
     Fund administration fees...................................................................                50
     Fund accounting fees.......................................................................                24
     Registration fees..........................................................................                14
     Custodian fees.............................................................................                11
     Professional fees..........................................................................                11
     Transfer agent fees........................................................................                 7
     Trustees fees..............................................................................                 4
                                                                                                  ----------------

Total Expenses..................................................................................               766

Less:  Fee Waiver...............................................................................               397
                                                                                                  ----------------

Net Expenses....................................................................................               369
                                                                                                  ----------------

Net Investment Income...........................................................................             2,238

Net Realized and Unrealized Gain
     Net realized gain on sale of investments...................................................             8,699
     Change in net unrealized appreciation on investments.......................................            15,877
                                                                                                  ----------------
     Net realized and unrealized gain ..........................................................            24,576
                                                                                                  ----------------

Net Increase in Net Assets from Operations......................................................  $         26,814
                                                                                                  ================

                        See accompanying notes to financial statements       18

                             Asset Allocation Fund
                      Statements of Changes in Net Assets
                                   Unaudited

                                                                                     11/01/98           Year
In thousands                                                                          through           ended
                                                                                     04/30/99         10/31/98
                                                                                  ---------------- ----------------
Change in net assets from operations
     Net investment income......................................................  $         2,238            5,308
     Net realized gain (loss) ..................................................            8,699           (1,757)
     Change in net unrealized appreciation......................................           15,877           (8,185)
                                                                                  ---------------- ----------------
     Change in net assets from operations.......................................           26,814           (4,634)

Distributions to shareholders from:
     Net investment income......................................................           (2,775)          (4,730)
     Net realized gain..........................................................                0           (6,046)
                                                                                  ---------------- ----------------
     Total distributions........................................................           (2,775)         (10,776)

Capital share transactions
     Proceeds from sale of shares...............................................            9,479          115,208
     Reinvestment of distributions..............................................            2,774           10,719
     Cost of shares redeemed ...................................................          (49,590)         (65,772)
                                                                                  ---------------- ----------------
     Change in net assets from capital transactions.............................          (37,337)          60,155
                                                                                  ---------------- ----------------

Change in net assets............................................................          (13,298)          44,745
Net assets at beginning of year.................................................          209,630          164,885
                                                                                  ---------------- ----------------

Net assets at end of year.......................................................  $       196,332          209,630
                                                                                  ================ ================

Undistributed net investment income.............................................  $           312              849
                                                                                  ================ ================

                        See accompanying notes to financial statements       19

                             Asset Allocation Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
COMMON STOCKS                                                       Environmental - 2.8%
Common Stocks - Basic Materials                                     Allied Waste Industries, Inc.*            95,018 $      1,681
Chemical - 0.8%                                                     Newpark Resources, Inc.*                 114,184        1,049
Polymer  Group, Inc.*                       47,274  $       490     Waste Industries, Inc.*                   25,000          462
PPG Industries                              15,000          974     Waste Management, Inc.                    41,516        2,346
                                                    -----------                                                      ------------
                                                          1,464                                                             5,538
Chemicals - Specialty - 0.5%                                        Manufacturing - Diversified - 2.1%
Intl Flavors & Fragrance                    25,000          987     Tyco International Ltd                    25,000        2,031
                                                                    United Technologies Corp.                 14,021        2,031
                                                                                                                     ------------
Paper & Forest Products - 0.4%                                                                                              4,062
Fibermark, Inc.*                            60,000          780     Total Common Stocks - Capital
                                                    -----------
                                                                    Goods - 9.0%                                           17,675
Total Common Stocks - Basic
Materials - 1.7%                                          3,231     Common Stocks - Communication Services
                                                                    Cellular & Wireless - 0.5%
Common Stocks - Capital Goods                                       PanAmSat Corporation*                     10,000          351
Aerospace & Defense - 0.3%                                          Pinnacle Holdings, Inc.*                  35,000          718
                                                                                                                     ------------
Kellstrom Industries, Inc.*                 33,000          608                                                             1,069
                                                                    Long Distance - 1.6%
Construction - 0.1%                                                 AT&T                                      29,088        1,469
McDermott International                     10,000          290     MCI Worldcom, Inc.*                       20,000        1,644
                                                                                                                     ------------
                                                                                                                            3,113
Container - 0.9%                                                    Telephone - 1.9%
AptarGroup, Inc.                            15,000          420     Ameritech Corporation                     22,500        1,540
Bway Corp.*                                 35,455          532     Cincinnati Bell                           35,000          792
Owens-Illinois, Inc.*                       25,000          725     SBC Communications, Inc.                  25,000        1,400
                                                    -----------                                                      ------------
                                                          1,677                                                             3,732
                                                                                                                     ------------
Electrical Equipment - 2.8%                                         Total Common Stocks - Communication
General Electric                            42,712        4,506     Services  - 4.0%                                        7,914
Triumph Group, Inc.*                        36,649          994
                                                    -----------
                                                          5,500

                        See accompanying notes to financial statements       20

                             Asset Allocation Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited


In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Common Stocks - Consumer Cyclical                                   Coca-Cola Enterprises                     25,000 $        863
                                                                                                                     ------------
Apparel & Textiles - 0.5%                                                                                                   2,325
Interface, Inc.                            137,502  $       971     Drug Stores - 1.2%
                                                                    CVS Corporation                           50,000        2,381
Furniture - 0.3%
Meadowcraft, Inc.*                          67,500          477     Entertainment - 1.2%
                                                                    Cinar Corporation*                        25,000          522
Printing & Publishing - 2.2%                                        Viacom, Inc. A*                           23,824          966
Getty Images, Inc.*                         41,000        1,066     Viacom, Inc. B*                            8,980          367
Journal Register Co.*                       35,700          520     Walt Disney Co.                           20,046          636
                                                                                                                     ------------
Scholastic Corp.*                           36,800        1,740                                                             2,491
Tribune Co.                                 12,388        1,034     Food Retailers - 2.6%
                                                    -----------
                                                          4,360     Kroger Co.*                               64,684        3,513
Leisure Time - 0.4%                                                 Safeway, Inc.*                            30,000        1,618
                                                                                                                     ------------
National RV Holdings, Inc.*                 30,000          776                                                             5,131
                                                                    Household Products/Housewares - 0.6%
Lodging/Hotels - 0.3%                                               Newell Rubbermaid, Inc.*                  23,649        1,122
Host Marriot Corp.                          46,960          625
                                                                    Media - TV/Radio/Cable - 10.2%
Retail - General - 0.5%                                             AT&T Corp - Liberty Media-A*              20,000        1,277
Dayton Hudson Corp.                         15,000        1,010     Canwest Global Comm Corp.                 65,356          841
                                                                    Chancellor Media Corp.*                   70,550        3,871
Retail Specialty - 1.4%                                             Clear Channel Comms.*                     64,676        4,495
Home Depot                                  34,774        2,084     Emmis Broadcasting Corp.*                 25,500        1,147
Saks, Inc.*                                 25,000          708     Fox Entertainment Group*                  20,000          513
                                                    -----------
                                                          2,792     Outdoor Systems, Inc.*                    58,707        1,479
                                                    -----------
Total Common Stocks - Consumer                                      Time Warner, Inc.                         60,054        4,204
Cyclical - 5.6%                                          11,011     TV Azteca SA ADR*                         72,500          508
                                                                    USA Networks, Inc.*                       10,000          374
Common Stocks - Consumer Staples                                    Young Broadcasting Corp.*                 30,000        1,271
                                                                                                                     ------------
Beverages - 1.2%                                                                                                           19,980
                                                                                                                     ------------
Anheuser-Busch Co.                          20,000        1,462     Total Common Stocks -
                                                                      Consumer Staples - 17.0%                             33,430

                        See accompanying notes to financial statements       21

                             Asset Allocation Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited


In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Common Stocks - Energy                                              MS Dean Witter, Inc.                      12,500 $      1,240
Exploration/Drilling - 1.0%                                         PMI Group, Inc.                           20,000        1,116
                                                                                                                     ------------
Core Laboratories N.V.*                     29,500  $       531                                                             5,260
Pride International, Inc.*                  60,000          701     Insurance - 2.5%
Transocean Offshore, Inc.                   26,258          780     American Bank Note Holo.*                 40,000          103
                                                    -----------
                                                          2,012     American International Group              21,928        2,575
Oil & Gas - Domestic - 0.9%                                         Citigroup, Inc.                           30,000        2,257
                                                                                                                     ------------
Atlantic Richfield                          20,000        1,679                                                             4,935
                                                                    Real Estate/REITs - 2.9%
Oil & Gas International - 1.5%                                      Colonial Properties Trust                 51,350        1,406
Mobil Corp                                  15,000        1,571     Excel Legacy Corp.*                       50,300          229
Shell Transport & Trading                   30,000        1,363     First Industrial Realty Trust             43,335        1,165
                                                    -----------
                                                          2,934     Franchise Finance Corp.                   24,000          556
Oil & Gas Service - 1.3%                                            Health Care REIT, Inc.                    41,375          972
Petroleum Geo Services ADR*                 63,578        1,065     Spieker Properties, Inc.                  38,416        1,508
                                                                                                                     ------------
Schlumberger                                10,000          639                                                             5,836
Superior Energy Services, Inc.*             50,000          256     Savings and Loan - 0.7%
Texaco, Inc.                                10,000          627     Washington Mutual, Inc.                   31,800        1,308
                                                    -----------                                                      ------------
                                                          2,587
                                                    -----------
                                                                    Total Common Stocks - Finance - 12.9%                  25,357
Total Common Stocks - Energy - 4.7%                       9,212
                                                                    Common Stocks - Health Care
Common Stocks - Finance                                             Bio-Technology - 0.9%
Banks - 4.1%                                                        Amgen*                                    30,000        1,843
Banc One Corp.                              30,570        1,804
BankAmerica Corp.*                          36,626        2,637     Drugs - 4.7%
Bankboston Corporation                      20,000          980     American Home Products Corp.              10,000          610
State Street Corp.                          20,000        1,750     Cardinal Health, Inc.                     25,000        1,495
Texas Regional Bancshares                   29,547          847     Merck & Co.                               34,516        2,425
                                                    -----------
                                                          8,018     Schering-Plough Corp.                     53,808        2,600
Financial Services - 2.7%                                           Warner-Lambert Co                         30,000        2,038
                                                                                                                     ------------
Associates First Capital Corp.              41,516        1,840                                                             9,168
Fannie Mae                                  15,000        1,064


                        See accompanying notes to financial statements       22

                             Asset Allocation Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Medical Products & Supplies - 3.2%                                  Dell Computer Corp.                       10,000 $        412
Abbott Labs                                 43,122  $     2,089     EMC Corp Mass., Inc.*                     15,028        1,637
Becton Dickenson Co.                        25,516          949     IBM                                        5,000        1,046
Johnson & Johnson Co.                       27,016        2,634     Sun Microsystems*                         37,748        2,258
                                                                                                                     ------------
Ocular Sciences, Inc.*                      20,000          610                                                             7,781
                                                    -----------
                                                          6,282     Computer Software/Services - 4.8%
                                                    -----------
Total Common Stocks -                                               Advanced Comm. Systems*                   45,000          562
Health Care - 8.8%                                       17,293     Carreker-Antinori, Inc.*                   3,500           26
                                                                    Citrix Systems, Inc.*                     12,000          510
Common Stocks - Miscellaneous                                       CSG Systems Intl, Inc.*                   43,400        1,676
Professional Services - 1.3%                                        First Data                                37,677        1,599
Billing Concepts Corp.*                     80,316          994     Jack Henry & Associates                   15,000          495
Intl Telcom Data Systems*                   30,000          339     Microsoft Corp.*                          26,000        2,114
Rental Service Group*                       54,000        1,218     Primark Corp.*                            30,000          692
                                                    -----------
                                                                    Saville Systems Ireland ADR*              60,684          732
Total Common Stocks -                                               Sungard Data Systems, Inc.*               30,000          958
Miscellaneous - 1.3%                                      2,551                                                             9,364
                                                                                                                     ------------
                                                                    Photography/Imaging - 0.5%
Common Stocks - Technology                                          Xerox Corp.                               18,600        1,093
                                                                                                                     ------------
Communication Equipment - 3.1%
Amerilink Corp.*                            20,000          138     Total Common Stocks -
L-3 Communications Hldgs*                   21,700        1,059     Technology - 12.4%                                     24,285
Lucent Technologies                         30,000        1,804
Nokia Corp.                                  6,000          445     Common Stocks - Transportation
Powerwave Technologies, Inc.*               25,637          779     Miscellaneous - 0.3%
TEKELEC*                                    20,000          181     Coach USA, Inc.*                          25,000          594
                                                                                                                     ------------
Tellabs, Inc.*                              15,000        1,641
                                                    -----------
                                                          6,047     Total Common Stocks -  77.7%
Computer Related - 4.0%                                             (cost - $106,695)                                     152,553
Compaq Computers Corp.                      70,004        1,562
Comverse Technology*                        13,500          866

                        See accompanying notes to financial statements       23

                             Asset Allocation Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited


                                        Principal                                                         Principal
In thousands, except shares              Amount        Value                                               Amount        Value
                                      ------------  -----------                                         ------------ ------------
U.S. GOVERNMENT SECURITIES                                          Auto & Truck - 1.2%
U.S. Government Agency - 2.5%                                       Chrysler Finance Corp.
Federal Home Loan Bank                                              6.950%    due  03/25/2002               $  1,000 $      1,031
4.690%     due  05/07/1999           $         690  $       690     General Motors Acceptance Corp.
                                                                    5.875%    due  01/22/2003                  1,300        1,296
                                                                                                                     ------------
Federal Home Loan Mortgage Corp.                                                                                            2,327
4.690%     due  05/24/1999                   3,375        3,365     Bank and Bank Holding Company - 1.9%
                                                                    NationsBank Corp.
Federal National Mortgage Association                               7.500%    due  09/15/2006                  1,576        1,678
4.750%     due  05/19/1999                     825          823     Northern Trust Company
                                                    -----------
                                                                    6.250%    due  06/02/2008                  2,000        1,962
                                                                                                                     ------------
Total U.S. Government Agency                              4,878                                                             3,640
                                                                    Communications & Media - 2.3%
U.S. Government Obligations - 2.0%                                  Airtouch Communications
U.S. Treasury Notes                                                 7.000%    due  10/01/2003                    788          818
7.125%     due  09/30/1999                     661          667     PanAmSat Corporation
7.750%     due  01/31/2000                   1,508        1,540     6.000%    due  01/15/2003                  3,000        2,930
6.500%     due  08/31/2001                   1,727        1,778     Tribune Company
                                                    -----------
                                                                    6.875%    due  11/01/2006                    800          831
                                                                                                                     ------------
Total U.S. Government Obligations                         3,985                                                             4,579
                                                    -----------
                                                                    Computer - 0.4%
Total U.S. Government Securities - 4.5%                             Oracle Corp.
(cost - $8,792)                                           8,863     6.720%    due  02/15/2004                    750          753

CORPORATE BONDS                                                     Entertainment & Leisure - 0.7%
Aerospace & Defense - 1.0%                                          Brunswick Corp.
Boeing Capital Corp.                                                6.750%    due  12/15/2006                    300          294
5.960%     due  05/25/2004                   2,000        1,926     Royal Caribbean
                                                                    7.000%    due  10/15/2007                  1,000          992
                                                                                                                     ------------
Agricultural & Industrial Equipment - 0.5%                                                                                  1,286
Case Corp.
6.750%     due  10/21/2007                   1,000          969

                        See accompanying notes to financial statements       24

                             Asset Allocation Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

                                                                                                         Principal
                                        Principal                                                          Amount
In thousands, except shares              Amount        Value                                             or Shares       Value
                                      ------------  -----------                                         ------------ ------------
Food , Beverage & Tobacco - 1.6%                                    Retail - Food and Drugs - 0.5%
Canandaigua Wine                                                    Kroger
8.750%     due  12/15/2003           $         100  $       101     7.650%    due  04/15/2007               $  1,000 $      1,067
Nabisco, Inc.
6.125%     due  02/01/2033                   3,000        2,954     Waste Management Services - 0.5%
                                                    -----------
                                                          3,055     Waste Management, Inc.
Health Care - 0.5%                                                  6.625%    due  07/15/2002                  1,000        1,016
Omega Healthcare Investors
6.950%     due  08/01/2007                   1,000          903     Utilities - 0.5%
                                                                    Korea Electric Power
Machinery - 1.0%                                                    7.000%    due  10/01/2002                  1,000          985
                                                                                                                     ------------
John Deere Capital Co.
5.850%     due  01/15/2001                   2,000        2,002     Total Corporate Bonds - 15.0%
                                                                    (cost - $29,377)                                       29,379
Metal & Mineral - 0.4%
Southdown, Inc.                                                     PREFERRED STOCK
10.000%    due  03/01/2006                     788          879     Banks - 1.0%
                                                                    ABN Amro Capital Fndg Trst                80,000        2,025
Non Ferrous Metal - 0.5%
Phelps Dodge                                                        Financial Services - 0.9%
6.375%     due  11/01/2004                   1,000        1,007     Merrill Lynch STRYPES                     22,243        1,668

Oil & Gas International - 1.0%                                      Computer Software/Services - 0.3%
Enron Corp                                                          Microsoft Corp.                            6,700          666
                                                                                                                     ------------
6.625%     due  11/15/2005                   1,000        1,003
Enron Oil & Gas                                                     Total Preferred Stock - 2.2%
6.500%     due  12/01/2007                   1,000          988     (cost - $3,974)                                         4,359
                                                    -----------
                                                          1,991
Restaurants & Lodging - 0.5%
Hilton Hotels Corp.
7.000%     due  07/15/2004                   1,000          994

                        See accompanying notes to financial statements       25

                             Asset Allocation Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited


                                        Principal
In thousands, except shares              Amount        Value
                                      ------------  -----------
DEMAND NOTE
Utility-Electric - 0.0%
Wisconsin Electric
4.499%     due  05/03/1999
(cost - $38)                         $          38  $        38
                                                    -----------


TOTAL INVESTMENTS - 99.4%
(cost - $148,876)                                       195,192

Other assets, less liabilities - 0.6%                     1,140
                                                    -----------
TOTAL NET ASSETS - 100.0%                           $   196,332
                                                    ===========

*Non-income producing security.



                        See accompanying notes to financial statements       26

                             Asset Allocation Fund
                              Financial Highlights
                                   Unaudited


                                                                    11/01/98           Year             Year
                                                                     through           ended            ended
Selected per share data                                             04/30/99         10/31/98         10/31/97
                                                                 ---------------- ---------------- ----------------
Net asset value, beginning of year.............................  $         15.72            16.60            12.75

Income from investment operations:
     Net investment income.....................................             0.21             0.39             0.27
     Net realized and unrealized gain (loss) ..................             2.01            (0.32)            3.85
                                                                 ---------------- ---------------- ----------------
Total income from investment operations........................             2.22             0.07             4.12

Less distributions:
     Dividends from net investment income......................             0.24             0.35             0.24
     Distributions from net realized gain......................             0.00             0.60             0.03
                                                                 ---------------- ---------------- ----------------
Total distributions............................................             0.24             0.95             0.27
                                                                 ---------------- ---------------- ----------------

Net asset value, end of year...................................  $         17.70            15.72            16.60
                                                                 ================ ================ ================

Total return...................................................         14.22%**            0.21%           32.61%
                                                                 ================ ================ ================

Ratios and supplemental data:
Net assets, end of year (in thousands).........................  $       196,332          209,630          164,885
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...............           0.37%*            0.36%            0.56%
     Expenses, before waivers and reimbursements...............           0.77%*            0.76%            0.78%
     Net investment income, net of waivers
         and reimbursements....................................           2.25%*            2.33%            1.90%
     Net investment income, before waivers
         and reimbursements....................................           1.85%*            1.93%            1.68%
Portfolio turnover rate........................................              23%              64%              64%
-------------------------------------------------------------------------------------------------------------------

*   Annualized
** Not annualized

                        See accompanying notes to financial statements       27

                             Asset Allocation Fund
                        Financial Highlights (continued)
                                   Unaudited

                                                                      Year             Year           03/03/94
                                                                      ended            ended           through
Selected per share data                                             10/31/96         10/31/95         10/31/94
                                                                 ---------------- ---------------- ----------------
Net asset value, beginning of period...........................  $         12.04             9.97            10.00

Income from investment operations:
     Net investment income.....................................             0.31             0.24             0.17
     Net realized and unrealized gain..........................             1.01             2.41             0.01
                                                                 ---------------- ---------------- ----------------
Total income from investment operations........................             1.32             2.65             0.18

Less distributions:
     Dividends from net investment income......................             0.31             0.24             0.16
     Distributions from net realized gain......................             0.30             0.34             0.05
                                                                 ---------------- ---------------- ----------------
Total distributions............................................             0.61             0.58             0.21
                                                                 ---------------- ---------------- ----------------

Net asset value, end of period.................................  $         12.75            12.04             9.97
                                                                 ================ ================ ================

Total return...................................................           11.06%           26.92%          1.84%**
                                                                 ================ ================ ================

Ratios and supplemental data:
Net assets, end of year (in thousands).........................  $        88,280           73,775           10,189
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...............            0.87%            0.96%           1.25%*
     Expenses, before waivers and reimbursements...............            0.87%            0.96%           1.39%*
     Net investment income, net of waivers
         and reimbursements....................................            2.48%            2.73%           2.63%*
     Net investment income, before waivers
         and reimbursements....................................            2.48%            2.73%           2.49%*
Portfolio turnover rate........................................             120%              95%              64%
-------------------------------------------------------------------------------------------------------------------
,/TABLE>
*  Annualized
** Not annualized

                        See accompanying notes to financial statements       28

                               S&P 500 Index Fund
                      Statement of Assets and Liabilities
                                 April 30, 1999
                                   Unaudited



In thousands, except per share data

Assets
     Investments in securities, at value (cost - $194,858)........................................  $      296,040
     Dividends receivable.........................................................................             223
     Receivable for fund shares sold..............................................................              16
     Interest receivable..........................................................................               3
                                                                                                    --------------

Total Assets......................................................................................         296,282

Liabilities
     Variation margin.............................................................................             140
     Payable for securities purchased.............................................................             119
     Accrued expenses payable.....................................................................              63
     Investment advisory fees payable.............................................................              24
                                                                                                    --------------

Total Liabilities.................................................................................             346
                                                                                                    --------------

Net Assets........................................................................................  $      295,936
                                                                                                    ==============

Analysis of Net Assets
     Paid in capital..............................................................................         192,472
     Accumulated net realized gain ...............................................................             799
     Net unrealized appreciation..................................................................         101,610
     Undistributed net investment income..........................................................           1,055
                                                                                                    --------------

Net Assets........................................................................................  $      295,936
                                                                                                    ==============

Net Asset Value Per Share  (based on net assets of $295,936 and 15,036 shares
     issued and outstanding)......................................................................  $        19.68
                                                                                                    ==============

                        See accompanying notes to financial statements       29

                               S&P 500 Index Fund
                            Statement of Operations
                    For the six months ended April 30, 1999
                                   Unaudited

In thousands

Investment Income
     Dividends..................................................................................  $          1,662
     Interest...................................................................................               163
                                                                                                  ----------------
Total Investment Income.........................................................................             1,825

Expenses
     Investment advisory fees...................................................................               390
     Fund administration fees...................................................................                65
     Fund accounting fees.......................................................................                30
     Custodian fees.............................................................................                17
     Registration fees..........................................................................                12
     Professional fees..........................................................................                11
     Transfer agent fees........................................................................                 7
     Trustees fees..............................................................................                 3
     Other......................................................................................                 1
                                                                                                  ----------------

Total Expenses..................................................................................               536
Less:  Fee Waiver...............................................................................               325
                                                                                                  ----------------

Net Expenses....................................................................................               211
                                                                                                  ----------------

Net Investment Income...........................................................................             1,614

Net Realized and Unrealized Gain
     Net realized gain on sale of investments...................................................               664
     Net realized gain on futures contracts.....................................................               271
     Change in net unrealized appreciation on investments.......................................            48,105
     Change in net unrealized appreciation on futures contracts.................................               393
                                                                                                  ----------------

     Net realized and unrealized gain...........................................................            49,433
                                                                                                  ----------------

Net Increase in Net Assets from Operations......................................................  $         51,047
                                                                                                  ================

                        See accompanying notes to financial statements       30

                               S&P 500 Index Fund
                      Statements of Changes in Net Assets
                                   Unaudited

                                                                                     11/01/98           Year
                                                                                      through           ended
In thousands                                                                         04/30/99         10/31/98
                                                                                  ---------------- ----------------
Change in net assets from operations
     Net investment income......................................................  $         1,614            3,221
     Net realized gain..........................................................              935            1,815
     Change in net unrealized appreciation......................................           48,498           32,865
                                                                                  ---------------- ----------------
     Change in net assets from operations.......................................           51,047           37,901

Distributions to shareholders from:
     Net investment income......................................................           (3,405)          (1,957)
     Net realized gain..........................................................           (2,035)          (4,165)
                                                                                  ---------------- ----------------
     Total distributions........................................................           (5,440)          (6,122)

Capital share transactions
     Proceeds from sale of shares...............................................           21,874          128,734
     Reinvestment of distributions..............................................            5,439            6,123
     Cost of shares redeemed ...................................................           (1,984)         (60,248)
                                                                                  ---------------- ----------------
     Increase in net assets from capital transactions...........................           25,329           74,609
                                                                                  ---------------- ----------------

Increase in net assets..........................................................           70,936          106,388
Net assets at beginning of year.................................................          225,000          118,612
                                                                                  ---------------- ----------------

Net assets at end of year.......................................................  $       295,936          225,000
                                                                                  ================ ================

Undistributed net investment income.............................................  $         1,055            2,846
                                                                                  ================ ================

                        See accompanying notes to financial statements       31

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
COMMON STOCKS                                                       Alcoa, Inc.                                9,388 $        584
Common Stocks - Basic Materials                                     Asarco, Inc.                               1,012           19
Agricultural - 0.2%                                                 Barrick Gold Corp.                         9,542          192
Archer-Daniels-Midland Co.                  15,081  $       226     Battle Mountain Gold Co.                   5,833           16
Pioneer Hi-Bred International                6,148          230     Cyprus Amax Mineral Co.                    2,378           37
                                                    -----------
                                                            456     Freeport McMoran Copper                    4,209           64
Chemicals - 1.7%                                                    Homestake Mining Co.                       6,071           58
Air Products & Chemicals, Inc.               5,978          281     Inco Ltd.                                  4,286           82
Dow Chemical                                 5,648          741     Newmont Mining Corp.                       4,232          102
DuPont De Nemours & Co.                     28,618        2,021     Phelps Dodge                               1,554           98
Eastman Chemical Co.                         2,062          115     Placer Dome, Inc.                          6,394           90
FMC Corp.*                                     931           61     Reynolds Metals                            1,601          100
                                                                                                                     ------------
Goodrich, BF Co.                             1,893           75                                                             1,621
Monsanto Co.                                15,928          721     Paper & Forest Product - 0.6%
PPG Industries                               4,502          292     Bemis Co.                                  1,393           49
Praxair, Inc.                                4,078          211     Boise Cascade                              1,439           58
Rohm & Haas Co.                              4,262          191     Champion International                     2,478          136
Union Carbide Corp.                          3,555          184     Georgia Pacific Co.                        2,124          196
                                                    -----------
                                                          4,893     International Paper                        7,800          416
Chemicals - Specialty - 0.3%                                        Louisiana-Pacific Co.                      2,839           59
Ecolab, Inc.                                 3,302          138     Mead Corp.                                 2,686          112
Englehard Corp.                              3,644           70     Potlatch Corp.                               750           31
Great Lakes Chemical                         1,501           72     Temple Inland                              1,447          100
Hercules, Inc.                               2,599           98     Union Camp Corp.                           1,854          147
Intl Flavors & Fragrance                     2,739          108     Westvaco Corp.                             2,559           76
Morton International, Inc.                   3,117          126     Weyerhaeuser Co.                           5,063          340
Nalco Chemical Co.                           1,754           64     Willamette Industries                      2,794          131
                                                                                                                     ------------
Sigma-Aldrich Corp.                          2,532           82                                                             1,851
W.R. Grace & Co.*                            1,824           29     Steel - 0.1%
                                                    -----------
                                                            787     Allegheny Teledyne, Inc.                   5,021          112
Metals & Mining - 0.5%                                              Bethlehem Steel                            3,339           30
Alcan Aluminum Ltd.                          5,633          179     Nucor Corp.                                2,270          133

                        See accompanying notes to financial statements       32

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
USX-US Steel                                 2,270  $        69     Thomas & Betts Co.                         1,431 $         60
                                                                                                                     ------------
Worthington Inds, Inc.                       2,324           32                                                            10,492
                                                    -----------
                                                            376     Environmental - 0.4%
                                                    -----------
Total Common Stocks - Basic                                         Browning Ferris                            4,025          160
Materials - 3.4%                                          9,984     Millipore Corp.                            1,112           34
                                                                    Waste Management, Inc.                    15,098          853
                                                                                                                     ------------
Common Stocks - Capital Goods                                                                                               1,047
Aerospace & Defense - 0.6%                                          Machinery - Equipment - 0.7%
Boeing Co.                                  24,020          976     Briggs & Stratton                            650           43
General Dynamics Corp.                       3,202          225     Caterpillar, Inc.                          9,112          587
Lockheed Martin Corp.                        9,942          428     Cooper Industries                          2,639          128
Northrop Grumman Corp.                       1,574          101     Cummins Engine                             1,031           55
                                                    -----------
                                                          1,730     Danaher Corporation                        3,400          226
Construction - 0.1%                                                 Deere & Co.                                6,110          263
Case Equipment Corp.                         1,908           66     Dover Co.                                  5,686          210
Fluor Corp.                                  1,970           66     Harnischfeger                              1,266           12
Foster Wheeler Corp.                         1,085           15     Ingersoll Rand Co.                         4,208          291
McDermott International                      1,593           46     Milacron, Inc.                             1,031           24
                                                    -----------
                                                            193     NACCO Industries                             194           16
Containers - 0.1%                                                   Pall Corp.                                 3,193           59
Ball Corp.                                     823           45     Parker Hannifin                            2,793          131
Crown Cork & Seal                            3,155          103     Timken Co.                                 1,608           36
                                                                                                                     ------------
Owens-Illinois, Inc.*                        4,000          116                                                             2,081
Sealed Air Corp.*                            2,181          133     Manufacturing - Diversified - 1.2%
                                                    -----------
                                                            397     Crane Co.                                  1,812           52
Electrical Equipment - 3.5%                                         Eaton Corp.                                1,862          171
Emerson Electric Co.                        11,066          714     Illinois Tool Works                        6,402          493
General Electric                            83,298        8,788     Johnson Controls                           2,170          158
Honeywell                                    3,255          308     National Service Inds.                     1,139           44
Raychem                                      2,070           55     Thermo Electron Corp.*                     4,000           64
Rockwell International Corp.                 4,879          252     Tyco International Ltd.                   20,858        1,695
Solectron Corp.*                             6,500          315     United Technologies Corp.                  5,702          826
                                                                                                                     ------------
                                                                                                                            3,503

                        See accompanying notes to financial statements       33

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Office Supplies - 0.2%                                              SBC Communications, Inc.                  49,962 $      2,798
Avery Dennison Co.                           2,986  $       204     US West, Inc. - Comm Group                12,727          666
                                                                                                                     ------------
Moore Corp.                                  2,232           22                                                            12,379
                                                                                                                     ------------
Pitney Bowes, Inc.                           6,942          486     Total Common Stocks -
                                                    -----------
                                                            712     Communication Services - 7.9%                          23,570
Trucks & Parts - 0.1%
Navistar International*                      1,762           92     Common Stocks - Consumer Cyclical
Paccar, Inc.                                 1,962          110     Apparel & Textile - 0.2%
                                                    -----------
                                                            202     Fruit of the Loom, Inc.*                   1,862           20
                                                    -----------
                                                                    Liz Claiborne, Inc.                        1,708           56
Total Common Stocks - Capital                                       Nike, Inc.                                 7,333          456
Goods - 6.9%                                             20,357     Reebok International Ltd.                  1,447           27
                                                                    Russell Corp.                                931           21
Common Stocks - Communication Services                              Spring Industries                            502           19
Cellular & Wireless - 0.7%                                          VF Corp.                                   3,054          157
                                                                                                                     ------------
Airtouch Communications*                    14,558        1,359                                                               756
Nextel Communications, Inc.*                 7,350          301     Auto Manufacturers - 1.2%
Sprint PCS Group*                           11,375          482     Ford Motor Co.                            30,764        1,967
                                                    -----------
                                                          2,142     General Motors Corp.                      16,668        1,482
                                                                                                                     ------------
Long Distance - 3.0%                                                                                                        3,449
AT & T Corp.                                80,258        4,053     Auto Parts - 0.3%
MCI Worldcom, Inc.*                         46,627        3,832     Cooper Tire & Rubber Co.                   1,970           43
Sprint Corp.                                11,350        1,164     Dana                                       4,219          199
                                                    -----------
                                                          9,049     Genuine Parts Co.                          4,620          139
Telephone - 4.2%                                                    Goodyear Tire & Rubber                     3,978          227
Alltel Corp.                                 6,956          469     ITT Industries, Inc.                       2,647           95
Ameritech Corp.                             27,994        1,916     Snap on Tools, Inc.                        1,501           49
Bell Atlantic                               39,456        2,274     TRW, Inc.                                  3,109          130
                                                                                                                     ------------
Bell South Corp.                            49,726        2,225                                                               882
Century Telephone Enterprise                 3,600          145     Commercial & Consumer Services - 0.4%
Frontier Corp.                               4,400          243     Cendant Corp.*                            21,753          392
GTE Corp.                                   24,539        1,643     Dun & Bradstreet                           4,240          156

                        See accompanying notes to financial statements       34

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
H & R Block                                  2,586  $       124     Printing & Publishing - 0.8%
IMS Health, Inc.                             8,080          242     American Greetings Co.                     1,862 $         49
Laidlaw, Inc.                                8,357           53     Dow Jones & Co.                            2,378          130
Service Corp. International                  6,941          144     Gannett Co., Inc.                          7,188          509
                                                    -----------
                                                          1,111     Interpublic GRP Cos., Inc.                 3,574          277
Furniture, Appliances & Tools - 0.2%                                Jostens, Inc.                                931           20
Black & Decker                               2,270          129     Knight Ridder, Inc.                        2,078          112
Maytag Corp.                                 2,132          146     McGraw Hill Cos, Inc.                      5,064          280
Stanley Works                                2,224           68     Meredith Corp.                             1,346           49
Whirlpool Corp.                              1,962          130     New York Times                             4,664          161
                                                    -----------
                                                            473     Omnicom Group                              4,340          315
Homebuilding & Supplies - 0.2%                                      Times Mirror Co.                           1,986          116
Armstrong World Industries                   1,031           56     Tribune Co.                                3,102          259
                                                                                                                     ------------
Centex Corp.                                 1,546           57                                                             2,277
Fleetwood Enterprises                          977           24     Retail - Discount - 1.8%
Kaufman & Broad Home Corp.                   1,231           30     Consolidated Stores*                       2,800           96
Masco Co.                                    8,664          255     Dollar General Corp.                       4,725          166
Owens Corning                                1,393           50     Wal-Mart Stores, Inc.                    113,440        5,218
                                                                                                                     ------------
Pulte Corp.                                  1,138           26                                                             5,480
                                                    -----------
                                                            498     Retail - General - 1.0%
Leisure Time - 0.4%                                                 Dayton Hudson Corp.                       11,350          764
Brunswick Corp.                              2,532           61     Dillard Dept. Stores                       2,793           77
Carnival Corporation                        15,250          629     Federated Department Stores*               5,371          251
Harrah's Entertainment, Inc.*                3,186           70     Fred Meyer, Inc.*                          4,100          222
Hasbro, Inc.                                 5,033          172     Harcourt General, Inc.                     1,808           86
Mattel, Inc.                                 7,288          189     K Mart*                                   12,697          189
Mirage Resorts, Inc.*                        4,600          103     Kohl's  Corporation*                       4,000          266
                                                    -----------
                                                          1,224     May Department Stores                      8,894          354
Lodging & Hotels - 0.1%                                             Nordstrom, Inc.                            3,532          124
Hilton Hotels Corp.                          6,602          103     Penny JC Co.                               6,733          307
Marriott International                       6,310          264     Sears Roebuck & Co.                        9,719          447
                                                    -----------                                                      ------------
                                                            367                                                             3,087

                        See accompanying notes to financial statements       35

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited


In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Retail - Specialty - 1.8%                                           Colgate Palmolive Co.                      7,442 $        762
Autozone, Inc.*                              3,900  $       117     Gillette Co.                              28,224        1,473
Circuit City Stores, Inc.                    2,532          156     Kimberly Clark                            13,800          846
Gap, Inc.                                   14,723          980     Procter & Gamble                          33,720        3,163
                                                                                                                     ------------
Home Depot, Inc.                            37,428        2,243                                                             6,644
The Limited Ltd.                             5,746          251     Drug Stores - 0.5%
Lowes Companies                              8,980          474     CVS Corp.                                  9,872          470
Pep Boys - Manny, Mo, Jack                   1,301           19     Longs Drug Stores                            984           34
Sherwin Williams                             4,440          138     Rite Aid Corp.                             6,440          150
Staples, Inc.*                              11,900          357     Walgreen Co.                              25,408          683
                                                                                                                     ------------
Tandy Corp.                                  2,394          173                                                             1,337
TJX Cos, Inc.                                8,232          274     Entertainment - 0.8%
Toys "R" Us, Inc.*                           6,672          145     King World Productions, Inc.*              1,862           66
                                                    -----------
                                                          5,327     Walt Disney Co.                           52,377        1,663
Wholesalers - 0.2%                                                  Viacom, Inc.*                             17,684          723
                                                                                                                     ------------
Costco Companies, Inc.*                      5,709          462                                                             2,452
                                                    -----------
                                                                    Food Producers - 1.6%
Total Common Stocks -                                               BestFoods                                  7,334          368
Consumer Cyclical - 8.6%                                 25,393     Campbell Soup                             11,374          466
                                                                    Conagra, Inc.                             12,396          308
Common Stocks - Consumer Staples                                    General Mills                              3,878          284
Beverages - 2.6%                                                    H J Heinz Co.                              9,230          431
Anheuser-Busch Cos., Inc.                   12,104          885     Hershey Foods                              3,824          201
Brown Foremann                               1,754          129     Kellogg Co.                               10,342          383
Coca-Cola Co.                               62,907        4,278     Quaker Oats                                3,509          227
Coca-Cola Enterprises                       10,000          345     Ralston-Purina Group                       8,358          255
Coors, Adolph, Inc.                            931           50     Sara Lee Corp.                            23,194          516
Pepsico, Inc.                               37,329        1,379     Unilever  ADR                             16,328        1,060
Seagrams Co., Ltd.                          10,257          588     Wrigley WM JR Co.                          2,993          265
                                                    -----------                                                      ------------
                                                          7,654                                                             4,764
Cosmetic & Toiletries - 2.2%                                        Food Retailers - 0.8%
Alberto-Culver Co.                           1,400           35     Albertson's, Inc.                          6,283          324
Avon Products, Inc.                          6,718          365     American Stores Co.                        6,942          219

                        See accompanying notes to financial statements       36

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Cardinal Health, Inc.                        7,000  $       419     Tobacco - 0.9%
Great Atlantic & Pacific                     1,031           32     RJR Nabisco Holdings Corp.                 8,300 $        214
Kroger*                                      6,502          353     Philip Morris Co., Inc.                   62,107        2,178
Safeway, Inc.*                              12,400          669     UST, Inc.                                  4,702          131
                                                                                                                     ------------
Super-Valu, Inc.                             3,108           65                                                             2,523
                                                                                                                     ------------
Sysco Corp.                                  8,496          252     Total Common Stock - Consumer
Winn-Dixie Stores, Inc.                      3,824          137     Staples - 12.4%                                        36,602
                                                    -----------
                                                          2,470
Household Products / Housewares - 0.5%                              Common Stocks - Energy
Clorox Co.                                   2,886          333     Exploration & Drilling - 0.2%
Fort James Corp.                             5,670          215     Anadarko Petroleum Corp.                   3,100          118
Fortune Brands, Inc.                         4,440          175     Apache Corp.                               2,500           77
McKesson HBOC, Inc.                          6,670          233     Burlington Resources, Inc.                 4,561          210
Newell Rubbermaid, Inc.*                     7,156          339     Helmerich & Payne                          1,266           33
Tupperware Corp.                             1,501           36     Kerr-McGee Co.                             2,257           96
                                                    -----------
                                                          1,331     Rowan Companies, Inc.*                     2,170           35
Media - TV, Radio, Cable - 1.8%                                     Union Pacific Resources Group              6,412           90
                                                                                                                     ------------
CBS, Inc.                                   17,942          817                                                               659
Clear Channel Communications*                6,800          473     Oil & Gas - Domestic - 0.6%
Comcast Corp.                                9,372          616     Amerada Hess Corp.                         2,278          130
Mediaone Group*                             15,467        1,262     Atlantic Richfield                         8,364          702
Time Warner, Inc.                           31,334        2,193     Occidental Petroleum                       8,764          177
                                                    -----------
                                                          5,361     Phillips Petroleum Co.                     6,464          327
Restaurants - 0.6%                                                  Unocal Corp                                6,202          258
Dardeen Restaurants                          3,578           80     USX-Marathon                               7,833          245
                                                                                                                     ------------
McDonalds Corp.                             34,444        1,460                                                             1,839
Tricon Global Restaurants*                   3,882          250     Oil & Gas - International - 4.4%
Wendy's International                        3,155           85     Chevron Corp.                             16,783        1,674
                                                    -----------
                                                          1,875     Exxon Corp.                               61,730        5,127
Specialty Printing / Services - 0.1%                                Mobil Corp.                               19,846        2,079
Deluxe Corp.                                 2,016           70     Royal Dutch Petroleum ADR                 54,456        3,196
Donnelley RR & Sons                          3,424          121     Texaco, Inc.                              13,628          855
                                                    -----------                                                      ------------
                                                            191                                                            12,931

                        See accompanying notes to financial statements       37

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Oil & Gas - Service - 0.6%                                          Regions Financial Corp.                    5,600 $        211
Ashland, Inc.                                1,954  $        83     Republic New York Corp.                    2,794          164
Baker Hughes, Inc.                           8,278          247     SouthTrust Corp.                           4,300          171
Halliburton Co.                             11,034          470     State Street Corp.                         4,100          359
Schlumberger                                13,896          888     Summit Bancorp                             4,300          182
Sunoco, Inc.                                 2,362           84     Sun Trust Banks, Inc.                      8,133          582
                                                    -----------
                                                          1,772     Synovus Financial Corp.                    6,800          150
                                                    -----------
                                                                    Union Planters Corp.                       3,500          150
Total Common Stocks - Energy - 5.8%                      17,201     US Bancorp                                18,641          691
                                                                    Wachovia Corp.                             5,186          456
Common Stocks - Finance                                             Wells Fargo & Co.                         41,896        1,809
                                                                                                                     ------------
Bank & Bank Holding Company - 6.7%                                                                                         19,936
AmSouth Bancorp                              3,100          147     Financial Services - 4.1%
Banc One Corp.                              29,947        1,767     American Express Co.                      11,489        1,501
Bank of New York                            19,330          773     American General Corp.                     6,463          478
BankAmerica Corp.                           43,953        3,165     Associates First Capital Corp.            18,644          826
Bankboston Corporation                       7,448          365     Bear Stearns Companies, Inc.               3,045          142
Bankers Trust of New York                    2,516          227     Capital One Financial Corp.                1,700          295
BB&T Corp.                                   7,900          316     Charles Schwab Corp.                      10,200        1,119
Chase Manhattan                             21,542        1,783     Countrywide Credit Ind., Inc.              2,800          127
Comerica, Inc.                               4,039          263     Fannie Mae                                26,340        1,868
Fifth Third Bancorp                          6,743          483     FHLMC                                     17,292        1,085
Firstar Corp.                               17,700          532     Franklin Resources, Inc.                   6,500          260
First Union Corp.                           25,211        1,396     Household International                   12,305          619
Fleet Financial Group, Inc.                 14,456          623     Lehman Brothers Holdings                   2,900          161
Huntington Bancshares                        5,400          191     MBIA, Inc.                                 2,570          173
Key Corp.                                   11,574          358     MBNA Corp.                                20,559          580
Mellon Bank                                  6,610          491     Merrill Lynch                              8,972          753
Mercantile Bancorp                           4,000          228     MS Dean Witter, Inc.                      14,863        1,474
Morgan (J.P.) & Co., Inc.                    4,402          593     Providian Corp.                            3,567          460
National City Corp.                          8,433          605     SLM Holding Corp.                          4,300          184
                                                                                                                     ------------
Northern Trust Co.                           2,800          261                                                            12,105
PNC Bank Corp.                               7,680          444

                        See accompanying notes to financial statements       38

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited


In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Insurance - 4.4%                                                    Drugs - 6.6%
Allstate Corp.                              20,824  $       757     American Home Products Corp.              33,534 $      2,046
American International Group                31,303        3,676     Bristol-Meyer/Squibb                      50,632        3,218
Aon Corp.                                    4,308          295     Lilly Eli & Co.                           27,994        2,061
CHUBB Group                                  4,094          243     Merck & Co.                               60,784        4,270
Cigna Corp.                                  5,086          443     Pfizer, Inc.                              32,950        3,791
Cincinnati Financial Corp.                   4,300          174     Pharmacia & Upjohn, Inc.                  12,861          720
Citigroup, Inc.                             57,518        4,328     Schering Plough Corp.                     37,512        1,812
Conseco, Inc.                                7,957          251     Warner-Lambert Co.                        20,916        1,421
Hartford Financial Services                  5,994          353     Watson Pharmaceuticals*                    2,500          101
                                                                                                                     ------------
Jefferson Pilot                              2,742          185                                                            19,440
Lincoln National Corp.                       2,586          248     Medical Products & Supplies - 2.9%
Loews Corp.                                  2,893          212     Abbott Labs                               38,576        1,869
Marsh & McLennan Co.                         6,574          503     Allergan                                   1,654          149
MGIC Investment                              2,794          136     ALZA Corp.*                                2,470           83
Progressive Corp.                            1,800          258     Bard C.R., Inc.                            1,447           71
Provident Companies, Inc.                    3,500          138     Bausch & Lomb, Inc.                        1,447          109
Safeco Corp.                                 3,501          139     Baxter International, Inc.                 7,272          458
St. Paul Companies                           6,040          173     Becton Dickinson Co.                       6,302          234
Torchmark Corp.                              3,616          124     Biomet, Inc.                               2,893          119
Transamerica Corp.                           3,308          236     Boston Scientific Corp.*                   9,988          425
Unum Corp.                                   3,516          192     Guidant Corp.                              7,664          411
                                                    -----------
                                                         13,064     Johnson & Johnson Co.                     34,189        3,333
Savings & Loan - 0.3%                                               Mallinckrodt, Inc.                         1,862           65
Golden West Financial                        1,447          145     Medtronic, Inc.                           14,888        1,071
Washington Mutual, Inc.                     15,027          618     St. Jude Medical                           2,103           59
                                                    -----------                                                      ------------
                                                            763                                                             8,456
                                                    -----------
Total Common Stocks -                                               Medical Services - 0.4%
Finance - 15.5%                                          45,868     Aetna Life and Casualty Co.                3,498          307
                                                                    Columbia/HCA Healthcare                   16,398          405
Common Stocks - Health Care                                         HCR Manor Care, Inc.*                      2,801           78
Bio/Specialty - 0.3%                                                Healthsouth Corp.*                        10,800          145
Amgen*                                      13,036          801     Humana, Inc.*                              4,232           58

                        See accompanying notes to financial statements       39

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited


In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Tenet Healthcare Corp.*                      7,825  $       185     Cisco Systems, Inc.*                      40,114 $      4,576
United Healthcare Corp.                      4,902          275     Compaq Computers Corp.                    42,963          959
                                                    -----------
                                                          1,453     Data General Corp.*                        1,331           16
                                                    -----------
Total Common Stocks -                                               Dell Computer Corp.*                      64,768        2,668
Health Care - 10.2%                                      30,150     EMC Corp. Massachusetts*                  12,782        1,392
                                                                    Gateway 2000, Inc.*                        4,000          265
Common Stocks - Miscellaneous                                       Hewlett-Packard Co.                       25,886        2,042
Diversified - 0.9%                                                  IBM                                       23,464        4,908
Allied Signal, Inc.                         14,258          838     Seagate Technology, Inc.*                  6,271          175
Corning Corporation                          5,887          337     Silicon Graphics, Inc.*                    4,840           62
3M Co.                                      10,242          912     Sun Microsystems*                         19,408        1,161
Tenneco, Inc.                                4,340          117     Unisys Corp.*                              6,740          212
                                                                                                                     ------------
Textron, Inc.                                4,032          371                                                            18,829
                                                    -----------
                                                                    Computer Software & Services - 6.6%
Total Common Stocks -                                               Adobe Systems, Inc.                        1,700          108
Miscellaneous - 0.9%                                      2,575     ADP, Inc.                                 15,674          697
                                                                    American Online, Inc.*                    26,200        3,740
Common Stocks - Technology                                          Autodesk, Inc.                             1,266           38
Communication Equipment - 2.6%                                      BMC Software, Inc.*                        5,500          237
Andrew Corp.*                                2,236           31     Cabletron Systems*                         4,224           40
Ascend Communications, Inc.*                 5,500          531     Ceridian Corporation*                      3,708          136
General Instrument Co.*                      4,263          156     Computer Associates                       13,644          582
Harris Corp.                                 2,062           71     Computer Sciences*                         3,978          237
Lucent Technologies                         67,580        4,063     Compuware Corporation*                     9,500          232
Motorola, Inc.                              15,282        1,224     Electronic Data Systems                   12,700          683
Nortel Networks Corp.                       16,981        1,158     Equifax                                    3,800          137
Scientific - Atlanta, Inc.                   1,962           62     First Data                                11,266          478
Tellabs, Inc.                                4,948          541     Microsoft Corp.*                         128,520       10,450
                                                    -----------
                                                          7,837     Novell, Inc.*                              8,688          193
Computer Related - 6.4%                                             Oracle Systems Corp.*                     36,754          995
3 Com Corp.*                                 9,086          237     Parametric Tech Co.*                       6,900           90
Apple Computer, Inc.*                        3,401          156     Paychex, Inc.                              4,000          204

                        See accompanying notes to financial statements       40

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited


In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Peoplesoft, Inc.*                            5,900  $        81     Southwest Airlines Co.                     8,587 $        280
Shared Medical System                          656           36     US Airways Group, Inc.*                    2,251          123
                                                    -----------                                                      ------------
                                                         19,394                                                               957
Electronics - 0.3%                                                  Railroad - 0.5%
EG&G                                         1,139           36     Burlington Northern Santa Fe              11,878          435
Grainger WW, Inc.                            2,440          122     CSX Corp.                                  5,371          265
Perkin-Elmer Corp.                           1,285          139     Kansas City Southern Inds.                 2,800          167
Raytheon Co.                                 8,594          604     Norfolk Southern Co.                       9,703          317
Tektronix, Inc.                              1,256           30     Union Pacific Corp.                        6,348          381
                                                    -----------                                                      ------------
                                                            931                                                             1,565
Photography & Imaging - 0.5%                                        Trucking - 0.2%
Eastman Kodak                                8,226          614     Federal Express*                           3,817          430
Ikon Office Solution                         3,755           45     Ryder System Co.                           1,916           51
                                                                                                                     ------------
Polaroid Corp.                               1,166           24                                                               481
                                                                                                                     ------------
Xerox                                       16,728          983     Total Common Stocks -
                                                    -----------
                                                          1,666     Transportation - 1.0%                                   3,003
Semiconductor - 2.5%
Advanced Micro Devices*                      3,709           61     COMMON STOCKS - UTILITIES
Applied Materials, Inc.*                     9,396          504     Electric - 2.0%
Intel Corp.                                 84,692        5,182     AES Corp.                                  4,600          230
KLA-Tencor Corp.*                            2,200          109     Ameren Corp.                               3,532          137
LSI Logic Corp.*                             3,655          124     American Electric Power Co.                4,902          203
Micron Technology, Inc.                      6,271          233     Baltimore Gas & Electric                   3,771          106
National Semiconductor*                      4,263           53     Carolina Power & Light                     3,924          158
Texas Instruments                            9,912        1,012     Central & Southwest Corp.                  5,471          136
                                                    -----------
                                                          7,278     Cinergy Corp.                              4,083          122
                                                    -----------
Total Common Stocks -                                               CMS Energy Corporation                     2,700          118
Technology - 18.9%                                       55,935     Consolidated Edison                        5,941          270
                                                                    Dominion Resources                         4,994          205
Common Stocks - Transportation                                      DTE Energy Co.                             3,717          152
Air Transportation - 0.3%                                           Duke Power                                 9,248          518
AMR Corp.*                                   4,648          324     Edison International                       9,058          222
Delta Airlines                               3,632          230     Entergy Corp.                              6,287          196

                        See accompanying notes to financial statements       41

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

                                                                                                          Principal
                                                                                                           Amount
In thousands, except shares               Shares       Value                                              or Shares      Value
                                        ----------- -----------                                           ---------- ------------
First Energy Corp.                           6,024  $       179     Williams Companies                        10,858 $        513
                                                                                                                     ------------
FPL Group, Inc.                              4,648          262                                                             1,950
                                                                                                                     ------------
General Public Utilities, Inc.               3,247          124
New Century Energies Inc                     2,900          101     Total Common Stocks - Utilities - 2.6%                  7,766
                                                                                                                     ------------
Niagara Mohawk Power *                       4,817           64
Northern States Power                        3,908           94     Total Common Stocks - 94.1%
Pacificorp                                   7,641          128     (cost - $177,222)                                     278,404
Peco Energy Co.                              5,733          272
PP & L Resources, Inc.                       3,832          107     U.S. GOVERNMENT SECURITIES
PG & E Corp.                                 9,688          301     U.S. Government Agency - 4.7%
Public Service Enterprises                   5,648          226     Federal Home Loan Mortgage Corp.
Reliant Energy, Inc.                         7,260          206     4.700%    due  07/21/1999             $    8,110 $      8,024
Southern, Co.                               17,698          479
Texas Utilities Co.                          7,192          286     Federal National Mortgage Association
Unicom Corp.                                 5,525          214     4.740%    due  05/18/1999                  5,320        5,308
                                                    -----------
                                                          5,816     4.730%    due  05/20/1999                    500          499
                                                                                                                     ------------
Natural Gas - 0.6%                                                                                                          5,807
                                                                                                                     ------------
Coastal Corp.                                5,472          209
Columbia Energy Group                        2,111          101     Total U.S. Government Agency                           13,831
Consolidated Natural Gas                     2,478          147
Eastern Enterprises                            542           19     U.S. Government Obligations - 0.3%
Enron Corp.                                  8,356          629     U.S. Treasury Bills
Nicor                                        1,293           47     4.320%    due  06/03/1999                    875          871
Oneok, Inc.                                    850           24     0.000%    due  07/22/1999                    100           99
                                                                                                                     ------------
People's Energy Corp.                          904           34                                                               970
                                                                                                                     ------------
Sempra Energy                                6,163          128
Sonat, Inc.                                  2,770           99     Total U.S. Government Securities - 5.0%
                                                                    (cost - $14,801)                                       14,801

                        See accompanying notes to financial statements       42

                               S&P 500 Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited


                                        Principal                                                         Principal
In thousands, except shares              Amount        Value                                               Amount        Value
                                      ------------  -----------                                         ------------ ------------
COMMERCIAL PAPER                                                    DEMAND NOTE
Auto Manufacturers - 0.2%                                           Utility-Electric - 0.0%
Ford Motor Credit Co.                                               Wisconsin Electric
4.807%     due  05/18/1999           $         215  $       215     4.499%    due  05/03/1999
4.847%     due  05/18/1999                     125          125     (cost - $11)                            $     11 $         11
                                                                                                                     ------------
4.797%     due  05/20/1999                     210          210
                                                    -----------
                                                            550     TOTAL INVESTMENTS - 100.0%
Computers - 0.5%                                                    (cost - $194,858)                                     296,040
Avnet, Inc.
4.860%     due  05/14/1999                     350          349     Liabilities, less other assets - 0.0%                    (104)
                                                                                                                     ------------
4.870%     due  06/04/1999                   1,165        1,160
                                                    -----------
                                                          1,509     TOTAL NET ASSETS - 100.0%                        $    295,936
                                                                                                                     ============
Financial Services - 0.2%
American Express Credit Corp.                                       *Non-income producing security.
4.823%     due  05/18/1999                     765          765
                                                    -----------

Total Commercial Paper - 0.9%
(cost - $2,824)                                           2,824

                        See accompanying notes to financial statements       43

                               S&P 500 Index Fund
                              Financial Highlights
                                   Unaudited

                                                                                     11/01/98           Year
                                                                                      through           ended
Selected per share data                                                              04/30/99         10/31/98
                                                                                 ---------------- ----------------
Net asset value, beginning of period...........................................  $          16.47            14.15

Income from investment operations:
     Net investment income.....................................................              0.11             0.25
     Net realized and unrealized gain..........................................              3.50             2.78
                                                                                 ---------------- ----------------
Total income from investment operations........................................              3.61             3.03

Less distributions:
     Dividends from net investment income......................................              0.25             0.23
     Distributions from net realized gain......................................              0.15             0.48
                                                                                 ---------------- ----------------
Total distributions............................................................              0.40             0.71
                                                                                 ---------------- ----------------
Net asset value, end of period.................................................  $          19.68            16.47
                                                                                 ================ ================

Total return ..................................................................          22.11%**           22.16%
                                                                                 ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands).......................................  $        295,936          225,000
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...............................            0.16%*            0.21%
     Expenses, before waivers and reimbursements...............................            0.41%*            0.42%
     Net investment income, net of waivers and reimbursements..................            1.24%*            1.51%
     Net investment income, before waivers and reimbursements..................            0.99%*            1.30%
Portfolio turnover rate........................................................                2%               7%
-------------------------------------------------------------------------------------------------------------------

*  Annualized
** Not annualized

                        See accompanying notes to financial statements       44

                               S&P 500 Index Fund
                        Financial Highlights (continued)
                                   Unaudited

                                                                                       Year           09/03/96
                                                                                       ended           through
Selected per share data                                                              10/31/97         10/31/96
                                                                                 ---------------- ----------------
Net asset value, beginning of period...........................................  $          10.77            10.00

Income from investment operations:
     Net investment income.....................................................              0.21             0.02
     Net realized and unrealized gain..........................................              3.19             0.77
                                                                                 ---------------- ----------------
Total income from investment operations........................................              3.40             0.79

Less distributions:
     Dividends from net investment income......................................              0.02             0.02
     Distributions from net realized gain......................................              0.00             0.00
                                                                                 ---------------- ----------------
Total distributions............................................................              0.02             0.02
                                                                                 ---------------- ----------------

Net asset value, end of period.................................................  $          14.15            10.77
                                                                                 ================ ================

Total return ..................................................................            31.58%          7.86%**
                                                                                 ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands).......................................  $        118,612           25,852
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...............................             0.37%           0.71%*
     Expenses, before waivers and reimbursements...............................             0.49%           1.26%*
     Net investment income, net of waivers and reimbursements..................             1.66%           1.60%*
     Net investment income, before waivers and reimbursements..................             1.54%           1.05%*
Portfolio turnover rate........................................................               13%               0%
------------------------------------------------------------------------------------------------------------------

*  Annualized
** Not annualized

                        See accompanying notes to financial statements       45

                           International Equity Fund
                      Statement of Assets and Liabilities
                                 April 30, 1999
                                   Unaudited


In thousands, except per share data

Assets
     Investments in securities, at value (cost - $43,506).......................................  $         53,432
     Receivable for securities sold.............................................................               649
     Foreign currency (cost - $511) ............................................................               506
     Dividends receivable.......................................................................               208
     Cash.......................................................................................                97
     Receivable for fund shares sold............................................................                 4
                                                                                                  ----------------

Total Assets....................................................................................            54,896

Liabilities
     Payable for securities purchased ..........................................................               865
     Accrued expenses payable...................................................................                62
     Investment advisory fees payable...........................................................                51
     Net unrealized depreciation on forward foreign currency contracts..........................                17
                                                                                                  ----------------

Total Liabilities...............................................................................               995
                                                                                                  ----------------

Net Assets......................................................................................  $         53,901
                                                                                                  ================

Analysis of Net Assets
     Paid in capital............................................................................  $         43,870
     Accumulated net realized gain..............................................................               113
     Net unrealized appreciation................................................................             9,904
     Undistributed of net investment income.....................................................                14
                                                                                                  ----------------

Net Assets......................................................................................  $         53,901
                                                                                                  ================

Net Asset Value Per Share  (based on net assets of $53,901 and 4,222 shares
     issued and outstanding)....................................................................  $          12.77
                                                                                                  ================

                        See accompanying notes to financial statements       46

                           International Equity Fund
                            Statement of Operations
                    For the six months ended April 30, 1999
                                   Unaudited

In thousands

Investment Income
     Dividends (net of $67 for foreign taxes withheld)...........................................  $           481
     Interest....................................................................................               20
                                                                                                   ---------------

Total Investment Income..........................................................................              501

Expenses
     Investment advisory fees....................................................................              246
     Custodian fees..............................................................................               95
     Fund accounting fees........................................................................               36
     Fund administration fees....................................................................               13
     Transfer agent fees.........................................................................                6
     Registration fees...........................................................................                4
     Professional fees...........................................................................                3
     Trustees fees...............................................................................                1
                                                                                                   ---------------

Total Expenses...................................................................................              404
Less:  Fee Waiver................................................................................               91
                                                                                                   ---------------

Net Expenses.....................................................................................              313
                                                                                                   ---------------

Net Investment Income............................................................................              188

Net Realized and Unrealized Gain (Loss)
     Net realized gain on sale of investments and foreign currency transactions..................            1,472
     Net realized loss on forward foreign currency contracts.....................................              (45)
     Change in net unrealized appreciation on investments and foreign currency...................            5,214
     Change in net unrealized depreciation on forward foreign currency contracts.................               69
                                                                                                   ---------------

     Net realized and unrealized gain (loss).....................................................            6,710
                                                                                                   ---------------

Net Increase in Net Assets from Operations.......................................................  $         6,898
                                                                                                   ===============

                        See accompanying notes to financial statements       47

                           International Equity Fund
                      Statements of Changes in Net Assets
                                   Unaudited

                                                                                      11/01/98           Year
                                                                                      through           ended
In thousands                                                                          04/30/99         10/31/98
                                                                                  ---------------- ----------------
Change in net assets from operations
     Net investment income......................................................  $           188              755
     Net realized gain (loss) ..................................................            1,427           (1,377)
     Change in net unrealized appreciation......................................            5,283            3,255
                                                                                  ---------------- ----------------
     Change in net assets from operations.......................................            6,898            2,633

Distributions to shareholders from:
     Net investment income......................................................             (443)          (2,001)
     Net realized gain..........................................................                0             (563)
                                                                                  ---------------- ----------------
     Total distributions........................................................             (443)          (2,564)

Capital share transactions
     Proceeds from sale of shares...............................................           11,277           30,278
     Reinvestment of distributions..............................................              443            2,564
     Cost of shares redeemed ...................................................          (25,817)         (24,511)
                                                                                  ---------------- ----------------
     Change in net assets from capital transactions.............................          (14,097)           8,331
                                                                                  ---------------- ----------------

Increase in net assets..........................................................           (7,642)           8,400
Net assets at beginning of year.................................................           61,543           53,143
                                                                                  ---------------- ----------------

Net assets at end of year.......................................................  $        53,901           61,543
                                                                                  ================ ================

Undistributed net investment income.............................................  $            14              446
                                                                                  ================ ================

                        See accompanying notes to financial statements       48

                           International Equity Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Common Stocks - Foreign                                             Alcan Aluminum Ltd.                        2,800 $         88
Australia - 6.1%                                                    Bank of Montreal                           1,700           71
Amcor Limited                               12,000  $        65     Canadian National Railway Co.              1,700          107
AMP Bank Limited                             1,700           20     Canadian Pacific Ltd                       5,100          115
Brambles Industries Ltd.                     7,300          215     Hudsons Bay Co.                            4,800           52
Broken Hill Proprietary Co.                 30,100          341     Imasco Ltd.                                2,800           62
CSR Limited Ord                             41,900          112     Imperial Oil Ltd.                          3,800           79
David Jones Limited                         53,600           54     Magna International                          700           42
Lend Lease Corp Ltd.                         8,400          113     Newbridge Networks Corp.*                  1,800           67
National Australia Bank Lts                 23,900          466     Nova Corp.                                 3,316           70
News Corporation Ltd.                       35,152          295     Potash Corp.                                 700           43
News Corporation Ltd. Pfd                   14,940          117     Royal Bank of Canada                       2,000           98
Orica Limited                                9,500           55     Seagram Co. Ltd.                           1,000           57
Pacific Dunlop                              36,600           64     Shaw Communications, Inc.                  3,700          152
Qantas Airways Limited                      43,237          119     Trans Canada Pipeline                      4,780           66
QBE Insurance                               23,055          103     Westcoast Energy                           1,500           29
                                                                                                                     ------------
Rio Tinto Limited                            9,900          167                                                             1,253
Santos Limited                              29,100          100     Denmark - 0.4%
Telstra Corporation                         78,400          426     Tele Danmark                               1,930          199
Westpac Bank                                41,100          314
WMC Limited                                 19,400           84     Finland - 1.9%
Woolworths Ltd.                             13,600           43     Merita Ltd                                38,200          228
                                                    -----------
                                                          3,273     Nokia Ab                                   6,200          479
Austria - 0.1%                                                      Rauma Oy                                       1            0
Austria Tabakwerke Ag                        1,300           80     Upm-Kymmene Oy                            10,900          330
                                                                                                                     ------------
                                                                                                                            1,037
Belgium - 1.6%                                                      France - 8.7%
Electrabel Cap                                 410          135     Air France                                 8,040          149
Fortis Ag                                   15,925          535     Axa Uap                                    1,780          230
KBC Bancassurance Holding                    2,724          169     Banque Nationale De Paris                  3,126          259
                                                    -----------
                                                            839     Carrefour                                    260          206
Canada - 2.3%                                                       Compagnie De Saint-Gobain                  1,215          209
Agrium, Inc.                                 6,000           55     Elf Aquitaine                              2,980          464

                        See accompanying notes to financial statements       49

                           International Equity Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
France Telecom Sa                            3,140  $       254     San Paolo-Imi Spa                         15,450 $        232
                                                                                                                     ------------
Gruope Danone                                1,290          345                                                             1,548
L'Air Liquide                                1,763          272     Japan - 20.8%
Lagardere SCA                                  700           28     Acom Co Ltd.                               2,600          195
Michelin (Cgde)                              3,241          147     Amada Co.                                 14,000           88
Rhone-Poulenc                                4,882          232     Bank Of Tokyo-Mitsubishi                  22,000          325
Seita                                        9,430          569     Bridgestone Corp.                          7,000          188
Societe Generale                             1,307          234     Canon, Inc.                               11,000          269
Suez Lyonnaise Des Eaux                      1,806          308     Citizen Watch Co.                         12,000          100
Thomson CSF                                  5,700          187     Dai Nippon Printing Co., Ltd.             12,000          190
Total Sa                                     2,420          332     Daiichi Pharm Co.                         11,000          179
Vivendi                                      1,210          283     Daikin Industries                         26,000          271
                                                    -----------
                                                          4,708     Daiwa House                                6,000           72
Germany - 10.4%                                                     Denso Corporation                         11,000          223
Allianz Ag                                   1,617          516     East Apan Railway                             39          230
Bayer Ag                                    18,490          786     Fanuc Co.                                  5,900          257
Continental Ag                               1,350           34     Fuji Photo Film                            4,000          151
Daimler Chrysler Ag                          5,134          508     Fujitsu Ltd.                              23,000          394
Deutsche Bank Ag                             7,488          436     Honda Motor Co.                            9,000          397
Deutsche Telekom Ag                         13,250          523     Hoya Corp.                                 3,000          157
Dresdner Bank Ag                             9,500          410     Ito-Yokado Co Ltd.                         6,000          368
Mannesmann Ag                                3,700          488     Kao Corp.                                  9,000          228
Sap Ag                                         450          144     Kaneka Corp.                              13,000          105
Siemens Ag                                   9,720          720     Kirin Brewery Co Ltd.                     15,000          170
Veba Ag                                     16,370          899     Kokuyo                                     4,000           60
Volkswagen Ag                                2,400          170     Kuraray Co., Ltd.                         16,000          182
                                                    -----------
                                                          5,634     Marui Co.                                  7,000          116
Italy - 2.9%                                                        Matsushita Electric Indl Co.              16,000          304
Assicurazioni Generali                      10,092          394     Mitsubishi Corporation                    44,000          291
Ente Nazionale Idrocarburi                  85,000          560     Mitsubishi Estate Co Ltd.                 26,000          266
Montedison                                 175,300          168     Ngk Insulators                            22,000          268
Rinascente                                  22,800          194     Nintendo                                   1,100          103
                                                                    Nippon Meat Packer                        11,000          148

                        See accompanying notes to financial statements       50

                           International Equity Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Nippon Telephone & Telegraph                    58  $       632     Carter Holt Harvey Ltd.                   58,100 $         85
Nippon Steel Co                             95,000          213     Fletcher Challenge Building               14,600           24
Nomura Securities Company                   23,000          248     Fletcher Challenge Energy                 42,800          103
Obayashi Corp                               23,000          127     Fletcher Challenge Paper                  55,300           52
Osaka Gas                                   62,000          213     Lion Nathan Ltd.                          30,300           76
Sankyo Co Ltd.                              10,000          210     Telecom Corp. of New Zealand             113,300          590
                                                                                                                     ------------
Sanwa Bank                                  16,000          180                                                               977
Secom                                        3,000          293     Norway - 0.4%
Sega Enterprises                             2,000           36     Norsk Hydro Asa                            2,200           99
Sekisui House Ltd.                          15,000          168     Norske Skogindustrier Asa                  3,100          111
                                                                                                                     ------------
Shin-Etsu Chemical Co.                       3,000           96                                                               210
Sony Corp.                                   3,200          299     Portugal - 0.2%
Sumitomo Bank                               16,000          217     Electicidade De Portugal                   6,500          122
Sumitomo Chemical Co.                       36,000          161
Sumitomo Electric                           15,000          182     Singapore - 0.9%
Takeda Chemical                              8,000          348     Singapore Press Hds                       20,038          296
TDK Corp.                                    2,000          151     UTD Overseas Bank                         23,000          178
                                                                                                                     ------------
Tokyo Electric Power                        14,200          303                                                               474
Tokyo Marine & Fire                         12,000          140     Spain - 2.2%
Toshiba Corp.                               31,000          208     Banco Popular Espanol                      2,950          209
Toyota Motor Corporation                    12,000          341     Banco Santander Sa                        16,899          368
Yamato Transport Co. Ltd.                    8,000          134     Endesa S.A.                               10,920          243
                                                    -----------
                                                         11,195     Telefonica De Espana*                      7,433          349
Netherlands - 5.1%                                                  Telefonica Sa Rights*                      6,222            6
                                                                                                                     ------------
Elsevier                                    28,100          421                                                             1,175
Heineken Nv                                  2,500          126     Sweden - 3.0%
ING Groep                                   14,455          892     Astra As                                   7,134          279
Koninklijke Kpn Nv                           9,081          380     Electrolux Ab                             20,640          420
Royal Dutch Petrol                          11,200          653     Ericsson Lm                               10,320          272
Unilever                                     3,800          261     Investor Ab                                4,900          223
                                                    -----------
                                                          2,733     Nordbanken Holding Ab                     25,790          163
New Zealand - 1.8%                                                  Swedish Match Ab                          74,350          245
                                                                                                                     ------------
Auckland Intl Airport Ltd.                  27,000           47                                                             1,602

                        See accompanying notes to financial statements       51

                           International Equity Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

                                                                                                          Principal
                                                                                                           Amount
In thousands, except shares               Shares       Value                                              or Shares      Value
                                        ----------- -----------                                           ---------- ------------
Switzerland - 5.4%                                                  Peninsular & Orient Steam Nav             12,606 $        183
Holderbank Fn Glarus                           186  $       225     Prudential Corp.                          30,000          428
Nestle Sa                                      412          764     Reckitt & Colman Plc                      18,000          214
Novartis                                       442          648     Reed International Plc                    34,000          310
Roche Holding Ag                                56          660     Rio Tinto Plc                             34,000          594
Schw Ruckversicherungs                          96          210     RJB Mining Plc                            46,000           47
SwissCom                                     1,154          424     Royal Sun Alliance                        16,966          146
                                                    -----------
                                                          2,931     Sainsbury (J) Plc                         10,000           64
United Kingdom - 23.3%                                              Scottish And Southern Energy              48,500          456
Allied Zurich Plc                           22,500          308     Tesco                                    187,500          558
Barclays Plc                                13,000          413     Thames Water Plc                          14,791          205
BOC Group Plc                               30,000          476     United News & Media Plc                   35,000          428
Boots Co. Ord                               19,000          252     Yorshire Water Plc                        27,000          188
                                                                                                                     ------------
BP Amoco Plc                                50,642          961                                                            12,573
                                                                                                                     ------------
British Airways                             31,000          246     Total Common Stocks -
British Steel Plc                          100,000          238     Foreign - 97.5% (cost - $42,637)                       52,563
Charter Plc                                 44,346          328
Coats Viyella Plc                          124,000           91     COMMERCIAL PAPER
Diageo Plc                                  32,920          380     Cosmetic & Toiletries - 1.6%
Fki Plc                                    119,000          332     Gillette Co.
General Electric Co.                        55,000          583     5.100%    due  05/03/1999
Glaxo Holdings Ord                          23,500          696     (cost - $869)                         $      869          869
                                                                                                                     ------------
Greenalls Group Plc                         32,800          207
Hanson Plc                                  42,750          425     TOTAL INVESTMENTS - 99.1%
Hillsdown Holdings                          36,500           48     (cost - $43,506)                                       53,432
House of Fraser Plc                         56,000           84
Lloyds TSB Group Plc                        50,500          814     Cash and other assets,
Marks & Spencer Plc                        114,500          783     less liabilities -  0.9%                                  469
                                                                                                                     ------------
Mirror Group Plc                            70,000          258
National Power Ord                          48,500          391     TOTAL NET ASSETS - 100.0%                        $     53,901
National Westminster Bank Plc                4,500          108                                                      ============
Nycomed Amersham Plc                        40,000          330     *Non-income producing security.

                        See accompanying notes to financial statements       52

                           International Equity Fund
                            Industry Diversification
                                 April 30, 1999
                                   Unaudited

As a percentage of net assets

Non - U.S. Equities
     Aerospace & military technology......................................................   0.34 %
     Appliances and household durable.....................................................   1.91
     Automobiles..........................................................................   2.62
     Air Transportation...................................................................   0.27
     Banking..............................................................................  10.94
     Beverages and tobacco................................................................   3.17
     Broadcasting and publishing..........................................................   4.25
     Building materials and components....................................................   1.85
     Business and public services.........................................................   3.59
     Chemicals............................................................................   4.26
     Construction and housing.............................................................   0.68
     Data processing and reproduction.....................................................   1.23
     Electrical and electronics...........................................................   4.91
     Electronic components................................................................   1.05
     Energy sources.......................................................................   6.92
     Financial services...................................................................   2.48
     Food and household products..........................................................   3.72
     Forest products and paper............................................................   1.19
     Health and personal care.............................................................   6.65
     Industrial components................................................................   2.01
     Insurance............................................................................   5.62
     Leisure and tourism..................................................................   0.39
     Machinery and engineering............................................................   0.66
     Merchandising........................................................................   5.14
     Metals - steel.......................................................................   0.84
     Metals - non ferrous.................................................................   1.73
     Miscellaneous materials and commodities..............................................   0.00
     Multi-industry.......................................................................   1.85
     Real estate..........................................................................   0.70
     Recreation and other consumer goods..................................................   0.72
     Telecommunications...................................................................   7.89
     Textiles and apparel.................................................................   0.18
     Transportation - airlines............................................................   0.67
     Transportation - road and rail.......................................................   0.88
     Transportation - shipping............................................................   0.34

                        See accompanying notes to financial statements       53

                           International Equity Fund
                            Industry Diversification
                                 April 30, 1999
                                   Unaudited


     Utilities - electrical and gas..............................................            5.29
     Wholesale and international trade...........................................            0.56
                                                                                   ----------------

                                                                                            97.50
Commercial Paper
     Cosmetics and toiletries....................................................            1.60
                                                                                   ----------------


TOTAL INVESTMENTS................................................................           99.10

Cash and other assets, less liabilities..........................................            0.90 %
                                                                                   ----------------
TOTAL NET ASSETS.................................................................          100.00 %
                                                                                   ================

                        See accompanying notes to financial statements       54

                           International Equity Fund
                              Financial Highlights
                                   Unaudited

                                                                                     11/01/98           Year
                                                                                      through           ended
Selected per share data                                                              04/30/99         10/31/98
                                                                                 ---------------- ----------------
Net asset value, beginning of period...........................................  $          11.36            11.34

Income from investment operations:
     Net investment income.....................................................              0.02             0.17
     Net realized and unrealized gain..........................................              1.49             0.40
                                                                                 ---------------- ----------------
Total income from investment operations........................................              1.51             0.57

Less distributions:
     Dividends from net investment income......................................              0.10             0.43
     Distributions from net realized gain......................................              0.00             0.12
                                                                                 ---------------- ----------------
Total distributions............................................................              0.10             0.55
                                                                                 ---------------- ----------------

Net asset value, end of period.................................................  $          12.77            11.36
                                                                                 ================ ================

Total return ..................................................................          13.35%**            5.27%
                                                                                 ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands).......................................  $         53,901           61,543
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...............................            1.21%*            1.15%
     Expenses, before waivers and reimbursements...............................            1.56%*            1.50%
     Net investment income, net of waivers and reimbursements..................            0.73%*            1.25%
     Net investment income, before waivers and reimbursements..................            0.38%*            0.90%
Portfolio turnover rate........................................................               33%              45%
------------------------------------------------------------------------------------------------------------------

*  Annualized
** Not annualized

                        See accompanying notes to financial statements       55

                           International Equity Fund
                        Financial Highlights (continued)
                                   Unaudited

                                                                                       Year           09/03/96
                                                                                       ended           through
Selected per share data                                                              10/31/97         10/31/96
                                                                                 ---------------- ----------------
Net asset value, beginning of period...........................................  $          10.20            10.00

Income from investment operations:
     Net investment income.....................................................              0.11             0.02
     Net realized and unrealized gain..........................................              1.05             0.21
                                                                                 ---------------- ----------------
Total income from investment operations........................................              1.16             0.23

Less distributions:
     Dividends from net investment income......................................              0.02             0.03
     Distributions from net realized gain......................................              0.00             0.00
                                                                                 ---------------- ----------------
Total distributions............................................................              0.02             0.03
                                                                                 ---------------- ----------------

Net asset value, end of period.................................................  $          11.34            10.20
                                                                                 ================ ================

Total return ..................................................................            11.34%          2.32%**
                                                                                 ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands).......................................  $         53,143           25,177
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...............................             1.40%           1.46%*
     Expenses, before waivers and reimbursements...............................             1.61%           1.46%*
     Net investment income, net of waivers and reimbursements..................             1.14%           1.52%*
     Net investment income, before waivers and reimbursements..................             0.93%           1.52%*
Portfolio turnover rate........................................................               27%               0%
-------------------------------------------------------------------------------------------------------------------

*  Annualized
** Not annualized

                        See accompanying notes to financial statements       56

                                REIT Index Fund
                      Statement of Assets and Liabilities
                                 April 30, 1999
                                   Unaudited

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $57,288)........................................  $        60,827
     Dividends receivable........................................................................              149
     Receivable for fund shares sold.............................................................                2
                                                                                                   ----------------

Total Assets.....................................................................................           60,978

Liabilities
     Accrued expenses payable....................................................................               22
     Investment advisory fees payable............................................................               11
                                                                                                   ----------------

Total Liabilities................................................................................               33
                                                                                                   ----------------

Net Assets.......................................................................................  $        60,945
                                                                                                   ================

Analysis of Net Assets
     Paid in capital.............................................................................           61,000
     Accumulated net realized loss...............................................................           (4,673)
     Net unrealized appreciation.................................................................            3,539
     Undistributed net investment income.........................................................            1,079
                                                                                                   ----------------

Net Assets.......................................................................................  $        60,945
                                                                                                   ================

Net Asset Value Per Share  (based on net assets of $60,945 and 5,443 shares
     issued and outstanding).....................................................................  $         11 20
                                                                                                   ================

                        See accompanying notes to financial statements       57

                                REIT Index Fund
                            Statement of Operations
                    For the six months ended April 30, 1999
                                   Unaudited

In thousands

Investment Income
     Dividends...................................................................................  $         1,692
     Interest....................................................................................               16
                                                                                                   ---------------

Total Investment Income..........................................................................            1,708

Expenses
     Investment advisory fees....................................................................              186
     Fund administration fees....................................................................               16
     Fund accounting fees........................................................................               13
     Custodian fees..............................................................................                8
     Transfer agent fees.........................................................................                6
     Registration fees...........................................................................                4
     Professional fees...........................................................................                3
     Trustees fees...............................................................................                1
                                                                                                   ---------------

Total Expenses...................................................................................              237
Less:  Fee Waiver................................................................................              155
                                                                                                   ---------------

Net Expenses.....................................................................................               82
                                                                                                   ---------------

Net Investment Income............................................................................            1,626

Net Realized and Unrealized Gain (Loss)
     Net realized loss on sale of investments....................................................           (4,260)
     Change in net unrealized appreciation on investments........................................            4,144
                                                                                                   ---------------

     Net realized and unrealized gain (loss).....................................................             (116)
                                                                                                   ---------------

Net Increase in Net Assets from Operations.......................................................  $         1,510
                                                                                                   ===============

                        See accompanying notes to financial statements       58

                                REIT Index Fund
                      Statements of Changes in Net Assets
                                   Unaudited

                                                                                     11/01/98           Year
                                                                                     through           ended
In thousands                                                                         04/30/99         10/31/98
                                                                                  ---------------- ----------------
Change in net assets from operations
     Net investment income......................................................  $         1,626            3,942
     Net realized loss .........................................................           (4,260)            (317)
     Change in net unrealized appreciation......................................            4,144          (13,803)
                                                                                  ---------------- ----------------
     Change in net assets from operations.......................................            1,510          (10,178)

Distributions to shareholders from:
     Net investment income......................................................           (3,441)          (3,370)
     Net realized gain..........................................................                0             (690)
                                                                                  ---------------- ----------------
     Total distributions........................................................           (3,441)          (4,060)

Capital share transactions
     Proceeds from sale of shares...............................................           10,522           14,502
     Reinvestment of distributions..............................................            3,440            4,059
     Cost of shares redeemed....................................................          (12,076)         (43,232)
                                                                                  ---------------- ----------------
     Change in net assets from capital transactions.............................            1,886          (24,671)
                                                                                  ---------------- ----------------

Change in net assets............................................................              (45)         (38,909)
Net assets at beginning of year.................................................           60,990           99,899
                                                                                  ---------------- ----------------

Net assets at end of year.......................................................  $        60,945           60,990
                                                                                  ================ ================

Undistributed net investment income.............................................  $         1,079            2,894
                                                                                  ================ ================

                        See accompanying notes to financial statements       59

                                REIT Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
COMMON STOCKS - REAL ESTATE                                         Prime Group Realty Trust                   7,400 $        108
INVESTMENT TRUSTS (REITs)                                           Rouse Co.                                 35,300          858
Apartments - 19.3%                                                  Washington REIT                           17,470          296
                                                                                                                     ------------
AMLI Residential Properties                  8,145 $        178                                                             3,488
Apartment Invest & Mgmt Co.                 25,613        1,026     Entertainment - 0.2%
Archstone Communities Trust                 70,030        1,589     Entertainment Properties Trust             6,800          125
Associated Estates Realty                   11,070          128
Avalon Bay Communities                      31,262        1,094     Hotel - 8.2%
Berkshire Realty Co.                        18,390          211     Boykin Lodging Co.                         8,300          127
BRE Properties                              21,680          539     Equity Inns, Inc.                         17,825          164
Camden Property Trust                       21,794          588     Felcor Lodging Trust, Inc.                33,190          795
Cornerstone Realty Income                   21,100          210     Hospitality Properties Trust              20,965          604
Equity Residential Properties               57,499        2,659     Host Marriott Corp.                      111,300        1,482
Essex Property Trust, Inc.                   8,105          256     Innkeepers USA Trust                      16,750          173
Gables Residential Trust                    12,775          304     Jameson Inns, Inc.                         4,855           45
Home Properties of New York                  8,900          230     LaSalle Hotel Properties                   7,300          100
Irvine Apartment Community                   9,885          331     Meristar Hospitality Corp                 22,883          526
Lexford Residential Trust                    4,700           82     Patriot American Hospitality             114,494          580
Mid-America Apt. Community                   9,195          219     RFS Hotel Investors, Inc.                 12,125          171
Post Properties, Inc.                       18,295          725     Sunstone Hotel Investors, Inc.            18,445          169
Smith, Charles E. Residential                8,595          279     Winston Hotels                             7,935           77
                                                                                                                     ------------
Summit Properties, Inc.                     12,415          227                                                             5,013
Town & Country Trust                         7,735          140     Manufactured Homes - 1.7%
United Dominion Realty Trust                50,685          551     Chateau Properties, Inc.                  13,690          398
Walden Residential Props, Inc.               8,835          169     Manufact. Home Community                  12,815          324
                                                    -----------
                                                         11,735     Sun Communities, Inc.                      8,335          292
                                                                                                                     ------------
Diversified - 5.7%                                                                                                          1,014
Boston Properties, Inc.                     31,100        1,129     Office Property - 25.3%
Colonial Properties Trust                   12,710          348     Alexandria Real Estate Equities            6,800          192
Eastgroup Properties                         7,995          144     Arden Realty Group, Inc.                  30,500          763
Glenborough Realty Trust, Inc.              15,495          266     Brandywine Realty Trust                   18,655          352
Pacific Gulf Properties                      9,820          204     Carramerica Realty Corp.                  32,615          807
Penn Real Estate Invest Trust                6,555          135     Cornerstone Properties                    62,700        1,023

                        See accompanying notes to financial statements       60

                                REIT Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

In thousands, except shares               Shares       Value                                                Shares       Value
                                        ----------- -----------                                           ---------- ------------
Corporate Office Properties                  8,300  $        61     JP Realty, Inc.                            8,610 $        173
Cousins Properties, Inc.                    15,540          540     Lexington Corp. Properties                 8,545           98
Crescent Real Estate                        59,115        1,323     Macerich Co.                              16,575          424
Duke Realty Investments, Inc.               40,960          963     Prime Retail, Inc.                        20,888          180
Equity Office Properties                   127,089        3,503     Simon Property Group, Inc.                81,595        2,341
Great Lakes REIT, Inc.                       8,100          125     Taubman Centers, Inc.                     25,880          351
Highwoods Properties, Inc.                  29,020          747     Urban Shopping Centers, Inc.               8,710          279
                                                                                                                     ------------
Kilroy Realty Corp.                         13,500          318                                                             4,873
Koger Equity, Inc.                          13,000          191     Restaurants - 0.2%
Liberty Property Trust                      32,085          774     US Restaurant Properties                   7,000          140
Mack-Cali Realty Corp.                      27,995          866
Parkway Properties, Inc.                     4,900          142     Shopping Center - 14.9%
Prentiss Properties Trust                   19,000          411     AMB Property Corp                         42,000          924
PSB Business Parks, Inc.                    11,600          271     Bradley Real Estate, Inc.                 11,650          232
Reckson Assoc Realty Corp.                  19,570          440     Burnham Pacific Properties                15,610          180
SL Green Realty Corp.                       11,900          237     Centertrust Ret. Properties, Inc.         12,230          135
Spieker Properties, Inc.                    30,750        1,207     Developers Diversified                    29,500          466
Tower Realty Trust, Inc.                     8,300          170     Federal Realty Inv. Trust                 19,560          467
                                                    -----------
                                                         15,426     First Washington Realty Trust              4,200           90
Outlet Centers - 1.1%                                               Glimcher Realty Trust                     11,650          197
Chelsea GCA Realty, Inc.                     7,595          250     IRT Property Co.                          16,280          154
Konover Property Trust                      15,600           95     JDN Realty Corp.                          16,205          359
Mills Corp.                                 11,845          232     Kimco Realty Corp.                        28,250        1,109
Tanger Factory Outlet Center                 3,900          100     Kranzco Realty Trust                       5,130           72
                                                    -----------
                                                            677     Mid Atlantic Realty Trust                  7,100           84
Prisons - 1.7%                                                      New Plan Excel Realty Trust               43,022          799
Correctionial Properties Trust               3,500           61     Pan Pacific Retail Properties             10,400          187
Prison Realty Corp                          48,500          946     Phillips International Realty              3,600           52
                                                    -----------
                                                          1,007     Ramco - Gershenson Prop.                   3,500           55
Regional Mall - 8.0%                                                Regency Realty Corp.                      28,305          612
CBL & Associates Properties                 11,825          290     Saul Centers, Inc.                         6,295          103
Crown American Realty                       12,865           93     Vornado Realty Trust                      41,178        1,606
General Growth Industries                   17,505          644     Weingarten Realty Investment              13,065          541

                        See accompanying notes to financial statements       61

                                REIT Index Fund
                            Schedule of Investments
                                 April 30, 1999
                                   Unaudited

                                                                                                          Principal
In thousands, except shares               Shares       Value                                               Amount        Value
                                        ----------- -----------                                           ---------- ------------
Western Investment REIT                      8,445 $         97     U.S. GOVERNMENT SECURITIES
Westfield America, Inc.                     35,900          568     U.S. Government Agencies - 0.3%
                                                    -----------
                                                          9,089     Federal Home Loan Mortgage Corp.
Storage - 4.6%                                                      4.690%    due  05/24/1999
Public Storage, Inc.                        66,798        1,862     (cost - $175)                       $        175 $        175
Shurgard Storage Centers                    14,065          379
Sovran Self Storage, Inc.                    6,020          147     DEMAND NOTE
Storage USA                                 13,565          436     Utility - Electrical -0.1%
                                                    -----------
                                                          2,824     Wisconsin Electric
Triple Net Lease - 3.1%                                             4.499%    due  05/03/1999
Captec Net Lease Realty, Inc.                4,700           62     (cost - $94)                                  94           94
                                                                                                                     ------------
Capital Automotive Reit                     10,600          138
Commercial Net Lease Realty                 14,415          181     TOTAL INVESTMENTS - 99.8%
Franchise Finance Corp.                     26,960          625     (cost - $57,288)                                       60,827
Golf Trust of America                        3,700           82
National Golf Properties                     6,095          153     Other assets, less liabilities -  0.2%                    118
                                                                                                                     ------------
Realty Income Corp.                         13,150          307
Trinet Corporate Realty Trust               12,185          334     TOTAL NET ASSETS - 100.0%                        $     60,945
                                                    -----------                                                      ============
                                                          1,882
Warehouse / Industrial - 5.4%
American Industrial Properties              10,100          114
Bedford Property Investors                  11,120          191
Cabot Industrial Trust                       9,100          185
Centerpoint Properties Corp.                 9,885          355
First Industrial Realty Trust               18,505          497
Prologis Trust                              77,374        1,625
Weeks Corp.                                  9,595          298
                                                    -----------
                                                          3,265
                                                    -----------
Total Common Stocks - Real Estate
Investment Trusts - 99.4%
(cost - $57,019)                                         60,558

                        See accompanying notes to financial statements       62

                                REIT Index Fund
                              Financial Highlights
                                   Unaudited

                                                                                               11/01/98           Year
                                                                                       through           ended
Selected per share data                                                               04/30/99         10/31/98
                                                                                  ---------------- ----------------
Net asset value, beginning of period............................................  $         11.42            13.69

Income (loss) from investment operations:
     Net investment income......................................................             0.32             0.68
     Net realized and unrealized gain (loss) ...................................             0.12            (2.40)
                                                                                  ---------------- ----------------
Total income (loss) from investment operations..................................             0.44            (1.72)

Less distributions:
     Dividends from net investment income.......................................             0.66             0.46
     Distributions from net realized gain.......................................             0.00             0.09
                                                                                  ---------------- ----------------
Total distributions.............................................................             0.66             0.55
                                                                                  ---------------- ----------------

Net asset value, end of period..................................................  $         11.20            11.42
                                                                                  ================ ================

Total return....................................................................          4.10%**          (13.27%)
                                                                                  ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands)........................................  $        60,945           60,990
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements................................           0.26%*            0.24%
     Expenses, before waivers and reimbursements................................           0.76%*            0.74%
     Net investment income, net of waivers and reimbursements...................           5.23%*            4.80%
     Net investment income, before waivers and reimbursements...................           4.73%*            4.30%
Portfolio turnover rate.........................................................              23%              50%
-------------------------------------------------------------------------------------------------------------------

*  Annualized
** Not annualized

                        See accompanying notes to financial statements       63

                                REIT Index Fund
                              Financial Highlights
                                   Unaudited

                                                                                       Year           09/03/96
                                                                                       ended           through
Selected per share data                                                              10/31/97         10/31/96
                                                                                  ---------------- ----------------
Net asset value, beginning of period............................................  $         10.44            10.00

Income from investment operations:
     Net investment income......................................................             0.41          0.10***
     Net realized and unrealized gain...........................................             2.99             0.34
                                                                                  ---------------- ----------------
Total income from investment operations.........................................             3.40             0.44

Less distributions:
     Dividends from net investment income.......................................             0.15             0.00
     Distributions from net realized gain.......................................             0.00             0.00
                                                                                  ---------------- ----------------
Total distributions.............................................................             0.15             0.00
                                                                                  ---------------- ----------------

Net asset value, end of period..................................................  $         13.69            10.44
                                                                                  ================ ================

Total return....................................................................           32.78%          4.40%**
                                                                                  ================ ================

Ratios and supplemental data:
Net assets, end of period (in thousands)........................................  $        99,899           25,690
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements................................            0.51%           1.20%*
     Expenses, before waivers and reimbursements................................            0.82%           1.20%*
     Net investment income, net of waivers and reimbursements...................            4.42%           5.97%*
     Net investment income, before waivers and reimbursements...................            4.11%           5.97%*
Portfolio turnover rate.........................................................              22%               0%
-------------------------------------------------------------------------------------------------------------------

*   Annualized
**  Not annualized
*** Calculated based on average shares outstanding throughout the period.

                        See accompanying notes to financial statements       64

                                   Aon Funds
                       Notes to the Financial Statements
                                   Unaudited

1. Description of Entity

Aon Funds (the "Trust"), a Delaware business trust organized on May 16, 1996, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of six Funds: the Money Market Fund, the Government Securities Fund, the Asset Allocation Fund, the S&P 500 Index Fund, the International Equity Fund, and the REIT Index Fund. There are an unlimited number of shares authorized with no par value.

On April 28, 1999, the Aon Funds Board of Trustees approved the termination and liquidation of the S&P 500 Index Fund and the International Equity Fund (collectively the "Affected Series"). The Affected Series will be terminated and liquidated on or about July 30, 1999. Upon termination, Aon Funds will apply the assets of the Affected Series to the satisfaction and discharge of all existing debts and obligations of the Affected Series (including necessary expenses of termination and liquidation and establishment of any reserves deemed appropriate), and then distribute in one or more payments the remaining assets among the shareholders of the Affected Series. Each shareholder will receive his or her proportionate share of each payment.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that Rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

    a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Debt securities are valued by an independent pricing service that utilizes electronic data processing techniques, including a "matrix system", to derive evaluated bid prices. Stock index futures are valued daily at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. Investments held by the Money Market Fund, and short-term debt instruments held by other Funds, are stated at amortized cost which approximates fair value.

    b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is recorded on the

                                   Aon Funds
                       Notes to the Financial Statements
                                   Unaudited

    ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

    c) Foreign Currency Translation - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the last reported exchange rate on the London Stock Exchange on the day of the valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, and income receipts are translated into U.S. dollars using the last reported exchange rate at the close of the London Stock Exchange on the day of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on the statement of operations.

    d) Distributions to Shareholders - Distributions of net investment income and net realized gain are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, declared and paid quarterly for the Asset Allocation Fund, and declared and paid annually for the S&P 500 Index Fund, the International Equity Fund, and the REIT Index Fund.

    e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

    f) Repurchase Agreement - During the term of a repurchase agreement, collateral with a market value greater than or equal to the market value of the repurchase agreement is held by the Fund's custodian.

3. Investment Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund              .30%
Government Securities Fund     .45% of the first $100 million; .40% of the next
                               $100 million; .35% of the next $100 million; .30%
                               of the next $100 million; and .25% of amounts in
                               excess of $400 million
Asset Allocation Fund          .65% of the first $250 million; .55% of the next
                               $250 million; and .45% of amounts in excess of
                               $500 million
S&P 500 Index Fund             .30%

                                   Aon Funds
                       Notes to the Financial Statements
                                   Unaudited

International Equity Fund      .95% of the first $100 million; .90% of the next
                               $100 million; and .85% of amounts in excess of
                               $200 million
REIT Index Fund                .60% of the first $100 million; .55% of the next
                               $100 million; and .50% of amounts in excess of $200 million

The Investment Advisor has voluntarily agreed to waive sufficient investment advisory fees to result in a net effective annual rate of .05% of the average daily net assets of the S&P 500 Index Fund, .10% of the average daily net assets of the Money Market Fund, the Government Securities Fund, and the REIT Index Fund, .25% of the average daily net assets of the Asset Allocation Fund, and between .55% and .60% of the average daily net assets of the International Equity Fund until February 28, 2000.

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund              1.00%
Government Securities Fund     1.50% of the first $30 million;
                               and 1.25% in excess of $30 million
Asset Allocation Fund          1.25%
S&P 500 Index Fund             .75%
International Equity Fund      1.75% of the first $30 million;
                               and 1.50% in excess of $30 million
REIT Index Fund                1.50% of the first $30 million;
                               and 1.25% in excess of $30 million

To assist in the administration of the Trust, the Trust has entered into an administration agreement with Aon Securities Corporation, an affiliate of Aon Corporation, to provide certain administrative services for the Trust. Under this agreement, the Trust pays Aon Securities Corporation an annual fee of .05% of the average daily net assets of each Fund.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor and Aon Securities Corporation. These officers and trustees serve without direct compensation from the Trust. During the period ending April 30, 1999, the Trust incurred expenses totaling $24,797 for compensation of unaffiliated trustees.

4. Income Taxes

Each Fund intends to qualify as a "regulated investment company" under the provision of Subchapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The Asset Allocation Fund, International Equity Fund, and REIT Index Fund have capital loss carryovers of

                                   Aon Funds
                       Notes to the Financial Statements
                                   Unaudited

$1,190,382, $1,450,566, and $79,105, respectively, for the year ended October 31, 1998 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the year 2006.

At April 30, 1999, the identified cost of investments for federal income tax purposes was as follows:

    In Thousands

    Money Market Fund                  $        637,698
    Government Securities Fund         $        168,078
    Asset Allocation Fund              $        149,485
    S&P 500 Index Fund                 $        194,959
    International Equity Fund          $         43,624
    REIT Index Fund                    $         57,526

5. Investments

Investment transactions for the period ended April 30, 1999, including maturities and excluding short-term investments, were as follows:
                                                             Proceeds
    In Thousands                            Purchases       from sales
                                          --------------   --------------

    Government Securities Fund         $        110,366           91,663
    Asset Allocation Fund              $         45,226           77,931
    S&P 500 Index Fund                 $         10,496            5,032
    International Equity Fund          $         17,130           31,230
    REIT Index Fund                    $         15,231           14,106

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1999, were as follows:

<CPATION>
                                           Government          Asset           S&P 500       International         REIT
In Thousands                               Securities       Allocation          Index           Equity            Index
                                              Fund             Fund             Fund             Fund              Fund
                                          -------------------------------   -------------------------------   ---------------
Gross unrealized appreciation             $         401           53,328          107,160           11,542             7,175
Gross unrealized depreciation                    (2,635)          (7,012)          (5,978)          (1,616)           (3,636)
                                          --------------   --------------   --------------   --------------   ---------------
Net unrealized appreciation
     (depreciation)                       $      (2,234)          46,316          101,182            9,926             3,539
                                          ==============   ==============   ==============   ==============   ===============

                                   Aon Funds
                       Notes to the Financial Statements
                                   Unaudited

6. Capital Share Transactions

Capital stock transactions were as follows:

                                       Money Market                 Government Securities                Asset Allocation
In thousands                               Fund                              Fund                              Fund
                                 Shares           Amount           Shares           Amount           Shares            Amount
                              --------------   --------------   --------------   --------------   --------------   ---------------
Balance at October 31, 1997       766,356      $   766,356           9,954       $   101,757           9,934       $   119,700

    Shares sold                 7,411,667        7,411,667           4,161            44,216           6,730           115,208
    Dividend reinvestments         19,465           19,465             691             7,420             647            10,719
                              --------------   --------------   --------------   --------------   --------------   ---------------
    Total issued                7,431,132        7,431,132           4,852            51,636            7,377          125,927
    Shares redeemed            (7,503,821)      (7,503,821)           (714)           (7,678)          (3,974)         (65,772)
                              --------------   --------------   --------------   --------------   --------------   ---------------
    Net change in shares          (72,689)         (72,689)          4,138            43,958            3,403           60,155
                              --------------   --------------   --------------   --------------   --------------   ---------------

Balance at October 31, 1998       693,667          693,667          14,092           145,715           13,337          179,855

    Shares sold                 3,520,259        3,520,259           1,348            14,491              552            9,479
    Dividend reinvestments          9,617            9,617             892             9,501              164            2,774
                              --------------   --------------   --------------   --------------   --------------   ---------------
    Total issued                3,529,876        3,529,876           2,240            23,992              716           12,253
    Shares redeemed            (3,586,897)      (3,586,897)            (90)             (971)          (2,963)         (49,590)
                              --------------   --------------   --------------   --------------   --------------   ---------------
    Net change in shares          (57,021)         (57,021)          2,150            23,021           (2,247)         (37,337)
                              --------------   --------------   --------------   --------------   --------------   ---------------

Balance at April 30, 1999         636,646      $   636,646          16,242       $   168,736           11,090      $   142,518
                              ==============   ==============   ==============   ==============   ==============   ===============

                                        S&P 500 Index                 International Equity                  REIT Index
                                            Fund                              Fund                             Fund
                                   Shares           Amount           Shares           Amount           Shares          Amount
                              ----------------------------------------------------------------------------------------------------

Balance at October 31, 1997         8,382      $    92,534           4,687       $    49,636            7,299      $    83,785

    Shares sold                     8,597          128,734           2,657            30,278            1,068           14,502
    Dividend reinvestments            427            6,123             238             2,564              296            4,059
                              --------------   --------------   --------------   --------------   --------------   ---------------
    Total issued                    9,024          134,857           2,895            32,842            1,364           18,561
    Shares redeemed                (3,743)         (60,248)         (2,166)          (24,511)          (3,323)         (43,232)
                              --------------   --------------   --------------   --------------   --------------   ---------------
    Net change in shares            5,281           74,609             729             8,331           (1,959)         (24,671)
                              --------------   --------------   --------------   --------------   --------------   ---------------

Balance at October 31, 1998        13,663          167,143           5,416            57,967            5,340           59,114

    Shares sold                     1,183           21,874             960            11,277              965           10,522
    Dividend reinvestments            301            5,439              36               443              320            3,440
                              --------------   --------------   --------------   --------------   --------------   ---------------
    Total issued                    1,484           27,313             996            11,720            1,285           13,962
    Shares redeemed                  (111)          (1,984)         (2,190)          (25,817)          (1,182)         (12,076)
                              --------------   --------------   --------------   --------------   --------------   ---------------
    Net change in shares            1,373           25,329          (1,194)          (14,097)             103            1,886
                              --------------   --------------   --------------   --------------   --------------   ---------------

Balance at April 30, 1999          15,036      $   192,472           4,222       $    43,870            5,443      $    61,000
                              ==============   ==============   ==============   ==============   ==============   ===============

                                   Aon Funds
                       Notes to the Financial Statements
                                   Unaudited

7. Futures Contracts

The S&P 500 Index Fund invests in stock index futures contracts to rapidly adjust exposure to the S&P 500 Index in anticipation of investing cash balances or cash flows into the Fund in appropriate common stocks or in anticipation of liquidating appropriate common stocks to meet expected redemption requests. The use of stock index futures also lowers the transaction costs of the Fund. The Fund bears the market risk arising from changes in the value of the futures contracts. At the time the Fund enters into a futures contact, it is required to make a margin deposit with the broker of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made between the Fund and the broker on a periodic basis. The statement of operations reflects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

At April 30, 1999, the S&P 500 Index Fund had the following open futures contracts:

                                             Contract                Unrealized
                                              Amount       Value       Gain
                                            -----------  ----------  ----------
  Index Futures Buy Contracts
     S&P 500 Index June 99; 51 contracts    $16,612,963  17,040,375     427,412
                                                                     ==========

The value of U.S. Government Treasury Bills pledged to cover margin requirements for open futures contracts at April 30, 1999, was $871,404.

8. Written Covered Call Options

The Asset Allocation Fund engages in portfolio hedging with respect to declining stock prices by writing covered call options. The premiums received when a covered call option is written provide a partial hedge against declining prices and enable the Fund to generate a higher return.

Transactions in options for the period ending April 30, 1999, were as follows:

                                                  Contracts        Premiums
                                                 -------------   --------------

    Options outstanding, beginning of year                  0    $           0
    Options written                                       360          216,973
    Options expired                                         0                0
    Options closed                                          0                0
    Options assigned                                        0                0
                                                 -------------   --------------

    Options outstanding, end of year                      360    $     216,973
                                                 =============   ==============

                                   Aon Funds
                       Notes to the Financial Statements
                                   Unaudited

At April 30, 1999, common stock valued at $1,812,348 was held by the custodian in connection with the following covered call options written by the Asset Allocation Fund.

                                                                  Shares
                                                 Exercise         Subject
                               Expiration          Price          to Call           Value
                             --------------   --------------   --------------  ---------------
  Powerwave Technology, Inc.    05/22/99      $           30           25,000  $        59,375
  Tribune Corporation           05/22/99      $           80           11,000           46,750
                                                                               ---------------

                                                                               $       106,125
                                                                               ===============

9. Forward Foreign Currency Contracts

The International Equity Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the period ended April 30, 1999, was the Funds' custodian.

The International Equity Fund had the following open forward foreign currency contracts at April 30, 1999; settling on September 16, 1999:

                                                                                                         Unrealized
                                                         Local          Contract                        Appreciation
In Thousands                                           Currency          Amount            Value        (Depreciation)
                                                     --------------   --------------   --------------   --------------
Forward Foreign Currency Sale Contracts:
    British Pound                                            3,400    $       5,531    $       5,469    $          62
    Japanese Yen                                           487,000            4,181            4,160               21

Forward Foreign Currency Buy Contracts:
    Australian Dollar                                        2,400            1,526            1,591               65
    Canadian Dollar                                          1,300              854              894               40
    European Monetary Unit                                   3,600            3,972            3,844             (128)
    Swedish Krona                                           14,000            1,741            1,679              (62)
    Swiss Franc                                                500              349              334              (15)
                                                                                                        --------------

Total                                                                                                   $         (17)
                                                                                                        ==============